UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06625
The Payden & Rygel Investment Group
(Exact name of registrant as specified in charter)
333 South Grand Avenue, Los Angeles, CA 90071
(Address of principal executive offices)
Edward S. Garlock, Esq.
Secretary
333 South Grand Avenue
Los Angeles, CA 90071
(Name and address of agent for service)
Registrant’s telephone number, including area code: (213) 625-1900
Date of fiscal year end: October 31
Date of reporting period: January 31, 2008

Cash Reserves Money Market Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)

U.S. Government Agency (Cost-$283,310) (26%) (a)
11,000,000	FFCB Disc Note, 2.33%, 1/15/09	$10,672
10,000,000	FFCB Disc Note, 4.25%, 10/10/08	10,002
5,000,000	FFCB Disc Note, 4.58%, 10/20/08	5,013
3,000,000	FHLB Disc Note, 2.35%, 1/2/09	2,917
20,930,000	FHLB Disc Note, 2.71%, 2/13/08	20,903
10,000,000	FHLB Disc Note, 3.50%, 1/28/09	9,995
10,000,000	FHLB Disc Note, 4.27%, 3/24/08	9,938
10,000,000	FHLB Disc Note, 4.65%, 11/21/08	10,000
5,200,000	FHLB Disc Note, 5.018%, 10/2/08	5,202
11,805,000	FHLB Disc Note, 5.125%, 6/18/08	11,843
15,000,000	FHLB, 3.10%, 1/29/09	15,000
2,800,000	FHLB, 4.50%, 9/8/08	2,805
15,000,000	FHLB, 4.57%, 12/2/08	15,000
10,000,000	FHLB, 4.60%, 11/28/08	10,000
3,000,000	FHLB, 5.4275%, 3/20/08	3,001
6,000,000	FHLB, 5.544%, 9/17/08	6,005
2,601,000	FHLMC Disc Note, 2.34%, 1/5/09	2,526
15,000,000	FHLMC Disc Note, 2.56%, 7/25/08	14,683
5,000,000	FHLMC Disc Note, 2.65%, 6/13/08	4,908
2,536,000	FHLMC Disc Note, 2.67%, 4/28/08	2,505
20,000,000	FHLMC Disc Note, 2.69%, 3/28/08	19,851
10,000,000	FHLMC Disc Note, 4.99%, 3/31/08	9,918
14,200,000	FHLMC Disc Note, 5.17%, 3/26/08	14,200
10,000,000	FHLMC Disc Note, 5.26%, 9/15/08	9,728
7,845,000	FHLMC, 5.125%, 10/15/08	7,888
3,500,000	FHLMC, 5.125%, 4/18/08	3,504
10,260,000	FHLMC, 5.125%, 8/14/08	10,309
5,000,000	FNMA, 2.72%, 4/25/08	4,942
10,000,000	FNMA, 3.375%, 12/15/08	10,011
5,000,000	FNMA, 4.96%, 2/29/08	4,981
15,000,000	FNMA, 5.125%, 9/2/08	15,060

		283,310

Investment Company (Cost-$1,522) (0%)
1,522,409	Dreyfus Treasury Cash Management Fund	1,522

Repurchase Agreements (Cost-$808,300) (74%)
175,000,000	Bank of America Tri Party, 3.00%, 2/6/08	175,000
158,300,000	Barclays Tri Party, 2.98%, 2/1/08	158,300
100,000,000	Citigroup Tri Party, 3.45%, 2/1/08	100,000
75,000,000	JP Morgan Tri Party, 3.05%, 2/4/08	75,000
125,000,000	Morgan Stanley Tri Party, 3.14%, 2/5/08	125,000
175,000,000	UBS Warburg Tri Party, 3.02%, 2/7/08	175,000

		808,300

Total Investments (Cost-$1,093,132) (100%)		1,093,132
Liabilities in excess of Other Assets (0%)		(1,093)

Net Assets (100%)		$1,092,039

(a)	Yield to maturity at time of purchase.

Limited Maturity Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (Cost-$137,546) (85%)
Asset Backed (6%)
1,150,000	AESOP Funding II LLC 144A, 3.95%, 4/20/09 (b)	$1,151
342,699	Asset Backed Funding Certificates, 3.68%, 4/25/34	309
22,946	CNH Equipment Turst, 4.02%, 4/15/2009	23
2,000,000	Discover Card Master Trust, 4.36%, 8/15/10	2,001
1,000,000	Ford Credit Floorplan Master Owner Trust, 4.68%, 6/15/11	971
2,300,000	GE Capital Credit Card Master Note Trust, 4.43%, 6/15/11	2,297
375,000	JP Morgan Mortgage Acquisition Corp., 4.07%, 3/25/37	100
658,728	Long Beach Mortgage Loan Trust, 5.745%, 8/25/33	188
500,000	Morgan Stanley ABS Capital I, 3.92%, 5/25/37	108
750,000	Option One Mortgage Loan Trust, 3.87%, 6/25/37	182
1,203,701	Sierra Receivables Funding Co. 144A, 4.11%, 3/20/19 (b)	1,143
468,080	W&DB Issuer PLC, 6.21%, 7/15/20	870
600,000	Wachovia Auto Owner Trust, 5.80%, 1/20/15	580

		9,923

Corporate (20%)
2,050,000	Anadarko Petroleum Corp., 5.39%, 9/15/09	2,004
2,000,000	Bear Stearns Co., 3.48%, 1/31/11	1,810
2,000,000	CIT Group Inc., 5.25%, 6/8/09	1,843
1,400,000	Comcast Corp., 4.67%, 7/14/09	1,372
1,675,000	CVS Caremark Corp., 5.44%, 6/1/10	1,637
2,000,000	DaimlerChrysler NA Holding, 5.32%, 8/3/09	1,978
500,000	DaimlerChrysler NA Holding, 5.46%, 3/13/09	498
2,000,000	Deutsche Telekom International Finance, 5.06%, 3/23/09	1,988
2,000,000	Diageo Capital PLC, 4.98%, 11/10/08	1,992
1,145,000	Erac USA Finance Co. 144A, 3.50%, 4/30/09 (b)	1,140
1,630,000	Gannett Co., 5.23%, 5/26/09	1,621
2,000,000	General Electric Capital Corp., 3.96%, 1/20/10	1,995
1,800,000	General Mills Inc., 4.02%, 1/22/10	1,752
1,250,000	Masco Corp., 5.433%, 3/12/10	1,198
1,490,000	Safeway Inc., 5.20%, 3/27/09	1,482
1,400,000	Sprint Nextel Corp., 5.243%, 6/28/10	1,350
2,000,000	Telecom Italia Capital, 4.561%, 7/18/11	1,920
1,500,000	Time Warner Inc., 5.10%, 11/13/09	1,457
1,500,000	Transocean, Inc., 5.341%, 9/5/08	1,495
1,375,000	United Mexican States, 5.07%, 1/13/09	1,379

		31,911

Mortgage Backed (24%)
3,000,000	Arkle Master Issuer Plc 144A, 4.95%, 8/17/11 (b)	2,955
750,000	Arkle Master Issuer Plc 144A, 5.28%, 2/17/52 (b)	705
59,066	Bear Stearns Alt-A Trust, 7.052%, 3/25/34	57
1,302,568	FH 847515 ARM, 6.326%, 2/1/34	1,327
2,199,946	FHLMC, 5.25%, 8/15/11	2,242
2,216,901	FHR 2893 PA, 4.00%, 4/15/25	2,223
2,000,000	FHR 3279 PA, 5.50%, 2/15/23	2,049
365,135	FN 613633 ARM, 5.77%, 10/1/26	369
3,660,348	FN 849088 ARM, 6.778%, 11/1/35	3,719
2,347,210	FN 865488 ARM, 6.816%, 2/1/36	2,385
3,916,069	FNMA ARM, 6.561%, 2/25/44	3,947
12,190	FNR 2003-11 GF, 3.52%, 2/25/18	12
1,402,678	GNR 02-48 FT, 4.28%, 12/16/26	1,406
503,564	GNR 99-43 FA, 4.53%, 11/16/29	507
750,000	Grace Church Mortgage Financing PLC 144A, 5.34%, 11/20/56 (b)	699
850,000	Granite Master Trust PLC, 4.42%, 12/17/54	723
1,679,221	Harborview Mortgage Loan Trust, 7.281%, 1/19/35	1,671
400,000	Holmes Master Issuer Plc 144A, 4.64%, 7/15/40 (b)	378
413,425	Homebanc Mortgage Trust, 4.23%, 8/25/29	413
109,668,000	JLOC, 1.125%, 1/15/15	1,011
700,000	Permanent Master Issuer Plc, 4.66%, 7/17/42	689
1,865,691	Puma Finance Ltd. 144A, 5.09%, 8/9/35 (b)	1,824
1,933,977	Sequoia Mortgage Trust, 4.13%, 7/20/36	1,819
492,487	Sequoia Mortgage Trust, 4.33%, 10/20/27	479
465,866	Structured ARM Loan Trust, 7.28%, 9/25/34	439
1,114,808	Structured Asset Mortgage Investments Inc., 6.82%, 7/25/32	1,126
1,145,553	Structured Asset Mortgage Investments Inc., 6.83%, 5/25/36	1,111
1,921,027	Thornburg Mortgage Securities Trust, 5.50%, 6/25/37	1,830

		38,115

U.S. Government Agency (34%)
2,000,000	FFCB, 4.80%, 10/15/10	2,009
7,000,000	FHLB Disc Note, 4.05%, 2/6/08 (c)	6,996
19,000,000	FHLB Disc Note, 4.18%, 2/20/08 (c)	18,958
500,000	FHLB Disc Note, 4.14%, 5/21/08 (c)	494
14,000,000	FHLMC Disc Note, 4.26%, 2/11/08 (c)	13,983
10,000,000	FNMA, 2.90%, 2/26/08 (c)	9,980

		52,420

Principal		Value
or Shares	Security Description	(000)

Commercial Paper (1%)
2,000,000	Lloyds TSB Bank, 4.45%, 2/4/08	1,999
Investment Company (Cost-$21,529) (14%)
21,528,603	Cash Reserves Money Market Fund *	21,529

Total (Cost-$159,075) (a) (99%)		155,897
Other Assets, net of Liabilities (1%)		1,712

Net Assets (100%)		$157,609

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$287
Unrealized depreciation	(3,465)

Net unrealized depreciation	$(3,178)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD

			Contract	Unrealized
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Liabilities:
2/11/2008	British Pound (Sell 509)	1.9868	$1,011	$(6)
2/8/2008	Japanese Yen (Sell 108,300)	107.2546	1,019	(20)

				$(26)

Open Swap Contracts (000s)

	Fund	Expiration	Notional	Unrealized
Contract Type	Pays	Date	Principal	(Depreciation)

Interest Rate Swap	5.503%	Jun-11	$590	$(43)

Short Bond Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (Cost-$297,865) (82%)
Asset Backed (9%)
4,100,000	Capital Auto Receivables Asset Trust 144A, 5.32%, 3/20/10 (b)	$4,168
6,100,000	Carmax Auto Owner Trust, 5.14%, 11/15/11	6,265
3,827,714	CNH Equipment Trust, 3.48%, 9/15/11	3,831
1,600,000	Ford Credit Auto Owner Trust, 3.88%, 1/15/10	1,601
4,100,000	Hertz Vehicle Financing LLC 144A, 3.23%, 5/25/09 (b)	4,095
8,633,256	Morgan Stanley Auto Loan Trust, 3.46%, 3/15/12	8,634
4,490,000	Wachovia Auto Loan Owner Trust 144A, 5.08%, 4/20/12 (b)	4,599

		33,193

Corporate (16%)
1,140,000	Abbott Laboratories, 5.375%, 5/15/09	1,171
235,000	Allegheny Energy Supply, 7.80%, 3/15/11	248
3,000,000	Amgen Inc., 4.00%, 11/18/09	3,023
882,000	AMC Entertainment Inc., 5.035%, 1/26/13 (d)	829
140,000	Ball Corp., 6.875%, 12/15/12	142
4,805,000	Bellsouth Corp., 4.20%, 9/15/09	4,831
4,600,000	Citigroup Inc., 3.625%, 2/9/09	4,602
750,000	Clear Channel Communication, 4.25%, 5/15/09	709
2,980,000	CSX Corp., 6.25%, 10/15/08	3,031
3,518,000	CVS Caremark Corp., 4.00%, 9/15/09	3,512
669,938	Dean Foods Co., 6.58%, 4/2/14 (d)	634
245,455	DRS Technologies Inc., 6.46%, 1/1/13 (d)	243
354,545	DRS Technologies Inc., 6.59%, 1/1/13 (d)	351
191,932	DRS Technologies, 6.33%, 1/1/13 (d)	190
745,000	Echostar DBS Corp., 5.75%, 10/1/08	747
800,000	Ford Motor Credit Co., 7.25%, 10/25/11	711
3,850,000	Gannett Co. Inc., 4.125%, 6/15/08	3,857
4,500,000	General Electric Capital Corp., 4.25%, 9/13/10	4,579
791,000	General Motors Acceptance Corp., 5.125%, 5/9/08	790
1,523,810	Georgia-Pacific Corp., 6.89%, 12/20/12 (d)	1,423
150,476	Georgia-Pacific Corp., 6.948%, 12/20/12 (d)	141
190,476	Georgia-Pacific Corp., 7.29%, 12/20/12 (d)	178
95,238	Georgia-Pacific Corp., 7.47%, 12/20/12 (d)	89
475,746	Ineos Group Holdings Plc, 7.357%, 2/1/14 (d)	440
475,615	Ineos Group Holdings Plc, 7.857%, 2/1/15 (d)	440
689,471	Jarden Corp., 6.58%, 1/24/12 (d)	650
700,000	KB Home, 8.625%, 12/15/08	700
740,000	MGM Mirage Inc., 6.00%, 10/1/09	740
208,151	Nalco Chemical Co., 5.08%, 11/4/10 (d)	204
34,692	Nalco Chemical Co., 6.17%, 11/4/10 (d)	34
229,660	Nalco Chemical Co., 6.17%, 11/4/10 (d)	225
142,892	Nalco Chemical Co., 6.48%, 11/4/10 (d)	140
3,130,000	Oracle Corp., 5.00%, 1/15/11	3,209
292,000	PSEG Energy Holdings, 8.625%, 2/15/08	292
6,425,000	SLM Corp., 3.47%, 7/27/09	5,965
710,000	Smithfield Foods Inc., 8.00%, 10/15/09	722
2,350,000	Sprint Capital Corp., 6.375%, 5/1/09	2,351
4,420,000	Telecom Italia Capital, 4.00%, 11/15/08	4,397
995,000	Windstream Corp., 5.50%, 7/17/13 (d)	960

		57,500

Mortgage Backed (20%)
7,532,900	Adjustable Rate Mortgage Trust, 5.944%, 3/25/37	7,480
5,400,000	Bear Stearns Commercial Mortgage Securities, 3.869%, 2/11/41	5,359
4,924,476	FH 782784 ARM, 4.384%, 10/1/34	5,022
2,997,979	FHR 2891 LN, 4.25%, 6/15/24	3,011
1,770,567	FN 708229 ARM, 4.64%, 4/1/33	1,806
1,468,697	FN 743821 ARM, 4.635%, 11/1/33	1,475
3,135,834	FN 790764 ARM, 4.907%, 9/1/34	3,136
1,178,265	FNMA 755867 ARM, 4.25%, 12/1/33	1,177
2,320,665	FNMA 790762 ARM, 5.079%, 9/1/34	2,340
2,917,107	FNMA 794792 ARM, 5.085%, 10/1/34	2,967
2,560,576	FNMA 794797 ARM, 4.728%, 10/1/34	2,611
6,214,349	GSR Mortgage Loan Trust, 4.762%, 9/25/34	6,028
8,407,704	Harborview Mortgage Loan Trust, 5.301%, 12/19/35	8,450
654,744	Indymac Indx Mortgage Loan Trust, 7.378%, 10/25/34	657
3,045,407	MLCC Mortgage Investors, Inc., 4.719%, 12/25/34	3,080

Principal		Value
or Shares	Security Description	(000)

3,321,660	MLCC Mortgage Investors, Inc., 5.38%, 2/25/36	3,363
461,070	Morgan Stanley Mortgage Loan Trust, 7.00%, 7/25/34	454
454,907	Provident Funding Mortgage Loan Trust, 4.03%, 4/25/34	457
773,908	Sequoia Mortgage Trust, 4.33%, 10/20/27	753
3,698,281	Structured ARM Loan Trust, 5.31%, 8/25/34	3,567
609,018	Structured ARM Loan Trust, 7.27%, 10/25/34	578
1,377,147	Structured Asset Mortgage Investments Inc., 6.43%, 10/19/34	1,357
7,854,926	Washington Mutual Pass-Through Certificates, 5.877%, 7/25/37	7,999

		73,127

U.S. Government Agency (6%)
18,875,000	FFCB Disc Note, 4.06%, 2/5/08 (c)	18,865
1,300,000	FHLMC Disc Note, 4.40%, 2/11/08 (c)	1,298
300,000	FNMA Disc Note, 4.35%, 2/11/08 (c)	300

		20,463

U.S. Treasury (31%)
21,300,000	U.S. Treasury Note, 3.125%, 11/30/09	21,671
36,465,000	U.S. Treasury Note, 3.875%, 9/15/10	38,015
37,000,000	U.S. Treasury Note, 4.50%, 11/15/10	39,252
16,550,000	U.S. Treasury Note, 4.50%, 5/15/10	17,419

		116,357

Investment Company (Cost-$57,460) (15%)
57,460,238	Cash Reserves Money Market Fund *	57,460

Total (Cost-$355,325) (a) (97%)		358,100
Other Assets, net of Liabilities (3%)		12,798

Net Assets (100%)		$370,898

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$4,382
Unrealized depreciation	(1,607)

Net unrealized appreciation	$2,775

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.

(d)	Loan
Open Future Contracts

			Current	Unrealized
Number of		Expiration	Value	Appreciation
contracts	Contract Type	Date	(000s)	(000s)

443	U.S. Treasury 2 Year Note Future	Mar-08	$94,456	$1,418

U.S. Government Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (Cost-$94,148) (106%)
Mortgage Backed (17%)
1,145,040	FH 1B2420 ARM, 5.076%, 11/1/35	$1,163
983,751	FH 1J1279 ARM, 5.848%, 4/1/36	1,004
1,263,906	FH 1K0030 ARM, 5.981%, 7/1/36	1,281
1,200,166	FHLMC 1Q0232 ARM, 5.451%, 12/1/36	1,228
187,017	FHLMC 2659, 3.00%, 12/15/21	187
305,102	FHLMC, 5.125%, 10/15/15	306
1,046,641	FHLMC, 5.25%, 8/15/11	1,067
352,954	FHR 2891 LN, 4.25%, 6/15/24	355
679,855	FN 708229 ARM, 4.64%, 4/1/33	693
853,894	FN 743821 ARM, 4.635%, 11/1/33	857
946,481	FN 745621 ARM, 5.60%, 5/1/36	975
355,610	FN 790764 ARM, 4.907%, 9/1/34	356
1,169,319	FN 878544 ARM, 5.338%, 3/1/36	1,197
631,214	FNMA 755867 ARM, 4.25%, 12/1/33	630
263,313	FNMA 790762 ARM, 5.079%, 9/1/34	265
430,557	FNMA 794792 ARM, 5.085%, 10/1/34	438
378,450	FNMA 794797 ARM, 4.728%, 10/1/34	386
439,063	FNMA 843045 ARM, 5.042%, 9/1/35	449
854,348	FNMA 850120 ARM, 5.308%, 10/1/35	867
1,334,139	FNMA 887019 ARM, 5.871%, 6/1/36	1,374
641,704	GNMA, 0.00%, 9/16/34	530

		15,608

U.S. Government Agency (12%)
1,300,000	FHLB, 4.875%, 5/14/10	1,360
4,500,000	FHLMC, 4.125%, 11/30/09	4,616
5,000,000	FNMA, 3.25%, 2/10/10	5,054

		11,030

U.S. Treasury (77%)
12,000,000	U.S. Treasury Note, 3.125%, 11/30/09	12,209
5,000,000	U.S. Treasury Note, 3.625% 12/31/12	5,188
3,148,000	U.S. Treasury Note, 3.875%, 9/15/10	3,282
5,300,000	U.S. Treasury Note, 4.25%, 9/30/12	5,640
2,000,000	U.S. Treasury Note, 4.375%, 12/15/10	2,119
10,300,000	U.S. Treasury Note, 4.50%, 11/15/10	10,927
5,700,000	U.S. Treasury Note, 4.50%, 11/30/11	6,107
1,000,000	U.S. Treasury Note, 4.625%, 10/31/11	1,074
7,750,000	U.S. Treasury Note, 4.625%, 7/31/09	8,036
700,000	U.S. Treasury Note, 4.63%, 12/31/11	754
11,800,000	U.S. Treasury Note, 4.75%, 1/31/12	12,763
1,300,000	U.S. Treasury Note, 4.75%, 3/31/11	1,396
300,000	U.S. Treasury Note, 4.875%, 5/31/09	311

		69,806

Principal		Value
or Shares	Security Description	(000)

Investment Company (Cost-$6,582) (7%)
6,582,389	Cash Reserves Money Market Fund *	6,582

Total (Cost-$100,730) (a) (113%)		103,026
Liabilities in excess of Other Assets (-13%)		(11,768)

Net Assets (100%)		$91,258

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,323
Unrealized depreciation	(27)

Net unrealized appreciation	$2,296

GNMA Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (Cost-$284,262) (157%)
Mortgage Backed (146%)
388,450	FH 780444 ARM, 6.298%, 3/1/33	$394
1,614,582	FH 782784 ARM, 4.384%, 10/1/34	1,646
762,848	FN 665367 ARM, 5.948%, 8/1/32	773
1,173,354	FNMA ARM, 6.561%, 2/25/44	1,183
3,970,310	FNR 06-101 FE, 3.62%, 10/25/36	3,947
2,000,000	FNR 06-27 BF, 3.67%, 4/25/36	1,984
392,157	G2 2591 30YR, 7.00%, 5/20/28	419
3,997,040	G2 3515 30YR, 5.50%, 2/20/34	4,075
3,221,147	G2 3584 30YR, 6.00%, 7/20/34	3,328
3,276,147	G2 3599 30YR, 6.50%, 8/20/34	3,417
2,686,246	G2 3711 30YR, 5.50%, 5/20/35	2,738
4,175,083	G2 3772 30YR, 5.00%, 10/20/35	4,177
7,654,852	G2 3785 30YR, 5.00%, 11/20/35	7,659
4,118,282	G2 3805 30YR, 5.00%, 1/20/36	4,120
4,012,864	G2 3891 30YR, 6.50%, 8/20/36	4,184
1,128,715	G2 80013 ARM, 6.125%, 11/20/26	1,150
1,072,998	G2 80029 ARM, 6.375%, 1/20/27	1,095
498,719	G2 8006 ARM, 5.62%, 7/20/22	503
844,929	G2 80134 ARM, 6.125%, 11/20/27	859
274,208	G2 80346 ARM, 6.125%, 11/20/29	279
2,147,270	G2 8041 ARM, 5.62%, 8/20/22	2,166
632,084	G2 80507 ARM, 6.375%, 4/20/31	646
1,152,425	G2 80546 ARM, 6.00%, 10/20/31	1,172
1,762,920	G2 80611 ARM, 6.375%, 6/20/32	1,800
528,178	G2 80612 ARM, 6.50%, 6/20/32	541
306,216	G2 8062 ARM, 6.125%, 10/20/22	311
1,040,105	G2 81018 ARM, 5.62%, 8/20/34	1,047
282,293	G2 8121 ARM, 6.375%, 1/20/23	288
2,217,842	G2 81220 ARM, 4.5%, 1/20/35	2,224
2,925,731	G2 81318 ARM, 4.50%, 4/20/35	2,939
392,018	G2 8228 ARM, 5.62%, 7/20/23	395
334,488	G2 8301 ARM, 6.125%, 10/20/23	340
715,901	G2 8302 ARM, 6.125%, 10/20/23	728
394,019	G2 8339 ARM, 6.125%, 12/20/23	400
390,618	G2 8595 ARM, 6.375%, 2/20/25	400
254,304	G2 8855 ARM, 6.125%, 10/20/21	259
263,551	G2 8867 ARM, 6.125%, 11/20/21	268
2,063,042	G2 8991 ARM, 6.125%, 10/20/26	2,099
4,967,945	G2SF 4049, 6.00%, 11/20/37	5,130
34,150,000	G2SF 5.50%, 30Y TBA (b)	34,780
2,500,000	G2SF 6.00%, 30Y TBA (b)	2,580
638,489	GN 582100 30YR, 7.50%, 4/15/32	688
71,914	GN 592286 30YR, 7.50%, 1/15/33	77
3,699,548	GN 603068 30YR, 5.00%, 8/15/33	3,713
3,486,322	GN 605099 30YR, 5.50%, 3/15/34	3,559
5,679,554	GN 616826 30YR, 5.50%, 1/15/35	5,796
828,003	GN 658144 15YR, 6.50% 10/15/21	856
1,551,688	GN 658148 15YR, 6.50% 11/15/21	1,604

Principal		Value
or Shares	Security Description	(000)

4,000,000	GN 672415 30YR, 6.00%, 12/15/37	4,133
5,145,000	GN 676389 30YR, 5.50%, 1/15/38	5,249
4,994,918	GN 676637 30YR, 6.00%, 12/15/37	5,161
228,835	GN 780619 15YR, 7.00%, 8/15/12	238
209,059	GN 780853 15YR, 9.00%, 1/15/10	211
724,277	GN 781324 30YR, 7.00%, 7/15/31	776
517,995	GN 781445 30YR, 8.00%, 11/15/31	569
2,350,882	GN 781527 30YR, 6.00%, 11/15/32	2,433
8,002,596	GNMA 3747 30YR, 5.00%, 8/20/35	8,007
10,000,000	GNMA 5.00%, 30Y TBA (b)	10,023
19,000,000	GNMA 5.50%, 30Y TBA (b)	19,371
18,900,000	GNMA 6.00%, 30Y TBA (b)	19,517
7,400,000	GNMA 6.50%, 30Y TBA (b)	7,704
5,402,469	GNMA, 0.00%, 9/16/34	4,459
695,137	GNMA, 4.681%, 2/16/30	702
2,548,059	GNR 00-22 FG, 4.28%, 5/16/30	2,554
31,785	GNR 00-26 F, 4.359%, 6/20/30	32
917,123	GNR 00-26 FA, 4.51%, 9/20/30	917
521,958	GNR 00-9 FH, 4.58%, 2/16/30	526
1,098,482	GNR 01-19 F, 4.58%, 5/16/31	1,103
117,706	GNR 01-33 F, 4.41%, 7/20/31	118
6,343,718	GNR 01-47 FA, 4.48%, 9/16/31	6,360
2,933,873	GNR 01-59 FA, 4.48%, 11/16/24	2,948
1,396,391	GNR 02-11 FJ, 4.46%, 2/20/32	1,404
1,548,958	GNR 02-13 FA, 4.58%, 2/16/32	1,557
519,035	GNR 02-24 FA, 4.58%, 4/16/32	521
433,619	GNR 02-4 FY, 4.53%, 1/16/32	435
3,958,038	GNR 02-48 FT, 4.28%, 12/16/26	3,967
4,963,467	GNR 02-76 F, 4.28%, 1/16/31	4,961
656,707	GNR 02-76 FY, 4.38%, 12/16/26	659
678,231	GNR 03-97 DU, 4.00%, 9/16/25	679
3,312,058	GNR 04-59 FH, 4.33%, 8/16/34	3,308
2,244,426	GNR 06-47 FA, 4.28%, 8/16/36	2,209
2,483,872	GNR 06-62 FB, 4.12%, 11/20/36	2,469
3,750,353	GNR 2002-72 FA, 4.359%, 10/20/32	3,741
3,802,784	GNR 2003-35 CF, 4.38%, 3/16/33	3,786
1,587,259	GNR 99-40 FE, 4.63%, 11/16/29	1,599
676,928	GNR 99-43 FA, 4.53%, 11/16/29	682
2,016,303	GNR 99-45 FC, 4.48%, 12/16/29	2,026
2,419,563	GNR 99-45 FH, 4.53%, 12/16/29	2,434
3,548,000	GNR 08-2 PA, 4.75%, 12/20/29	3,561

		267,845

U.S. Government Agency (11%)
16,450,000	FHLB Disc Note, 3.51%, 2/13/08 (c)	16,431
3,700,000	FNMA, 4.84%, 2/13/08	3,695

		20,126

Investment Company (Cost-$3,276) (2%)
3,275,858	Cash Reserves Money Market Fund *	3,276

Total (Cost-$287,538) (a) (159%)		291,247
Liabilities in excess of Other Assets (-59%)		(108,221)

Net Assets (100%)		$183,026

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$4,153
Unrealized depreciation	(444)

Net unrealized appreciation	$3,709

(b)	Security purchased on a delayed delivery basis.

(c)	Yield to maturity at time of purchase.
Open Future Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)

50	U.S. Treasury 2 Year Note Future	Mar-08	$10,661	$52

Core Bond Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (Cost-$665,433) (113%)
Asset Backed (1%)
3,237,617	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	$3,319
112,568	Sequoia Mortgage Trust, 4.33%, 10/20/27	109

		3,428

Corporate (24%)
1,927,000	Aetna Inc., 5.75%, 6/15/11	2,011
1,154,000	American Electric Power, 5.375%, 3/15/10	1,187
2,220,000	Amgen Inc. 144A, 5.85%, 6/1/2017 (b)	2,282
1,492,000	Anadarko Finance Co., 6.75%, 5/1/11	1,598
703,000	Anadarko Finance Co., 7.50%, 5/1/31	788
3,865,000	Astrazeneca PLC, 5.40%, 9/15/12	4,084
4,262,000	AT&T Wireless, 8.125%, 5/1/12	4,850
879,000	AT&T Wireless, 8.75%, 3/1/31	1,107
1,060,000	Bank of America Corp., 4.25%, 10/1/10	1,079
1,589,000	BHP Finance USA, 5.25%, 12/15/15	1,585
774,000	Boston Properties Inc., 6.25%, 1/15/13	789
1,380,000	Burlington North Santa F, 5.65%, 5/1/17	1,398
2,530,000	Caterpillar Inc., 6.05%, 8/15/36	2,591
1,699,000	CBS Corp., 7.88%, 7/30/30	1,788
1,970,000	Cisco Systems Inc., 5.25%, 2/22/11	2,051
3,468,000	Citigroup Inc., 5.125%, 2/14/11	3,558
2,978,000	CIT Group Co. of Canada, 4.65%, 7/1/10	2,841
3,840,000	Comcast Corp., 6.50%, 1/15/17	4,020
2,500,000	Conoco Inc., 6.95%, 4/15/29	2,870
2,800,000	Costco Wholesale Corp., 5.50%, 3/15/2017	2,900
2,030,000	Cox Communications Inc., 5.45%, 12/15/14	2,029
2,300,000	Credit Suisse First Boston, 6.125%, 11/15/11	2,448
1,120,000	CSX Corp., 5.60%, 5/1/17	1,095
2,787,000	CVS Caremark Corp., 5.75%, 8/15/11	2,919
4,224,000	DaimlerChrysler NA Holding, 5.75%, 9/8/11	4,397
1,740,000	Eli Lilly & Co., 5.20%, 3/15/17	1,770
3,354,000	Exelon Corp., 4.90%, 6/15/15	3,231
3,000,000	Gazprom, 7.288%, 8/16/37	2,961
2,200,000	General Electric Capital Corp., 5.40%, 2/15/17	2,248
1,427,000	Hartford Financial Services Group, 5.375%, 3/15/17	1,410
2,800,000	International Lease Finance Corp., 5.125%, 11/1/10	2,867
1,020,000	Intuit Inc., 5.75%, 3/15/17	1,019
2,596,000	JP Morgan Chase & Co., 5.60%, 6/1/11	2,713
1,420,000	JP Morgan Chase Capital, 5.875%, 3/15/35	1,238
2,280,000	Kellogg Co., 5.125%, 12/3/12	2,358
1,163,000	Kellogg Co., 6.60%, 4/1/11	1,245
953,000	Keyspan Corp., 7.625%, 11/15/10	1,046
1,063,000	Kinder Morgan Energy Part., 7.30%, 8/15/33	1,130
2,480,000	Lehman Brothers Holdings, 4.25%, 1/27/10	2,458
2,870,000	Lockheed Martin Corp., 6.15%, 9/1/36	2,978
1,550,000	Mckesson HBOC, Inc., 5.25%, 3/1/13	1,595
1,190,000	Merrill Lynch & Co., 5.45%, 7/15/14	1,175
2,400,000	MetLife Inc., 5.70%, 6/15/35	2,205
1,531,000	Midamerican Energy Holdings, 6.125%, 4/1/36	1,526
2,079,000	National Rural Utilities, 4.75%, 3/1/14	2,056
2,030,000	Oracle Corp., 5.00%, 1/15/11	2,081
1,600,000	Pacific Gas & Electric, 6.05%, 3/1/34	1,594
2,360,000	Petronas Capital Ltd., 7.875%, 5/22/22	2,988
2,207,000	Safeway Inc., 7.25%, 2/1/31	2,380

Principal		Value
or Shares	Security Description	(000)

2,960,000	Schering-Plough, 6.00%, 9/15/17	3,058
1,700,000	Sprint Capital Corp., 6.90%, 5/1/19	1,557
1,155,000	Sprint Nextel Communications, 6.875%, 10/31/13	1,078
2,840,000	Telecom Italia Capital, 4.875%, 10/1/10	2,877
2,028,000	Telecom Italia Capital, 6.00%, 9/30/34	1,906
1,400,000	Time Warner Cable Inc., 6.55%, 5/1/37	1,391
3,201,000	Time Warner Entertainment, 8.375%, 7/15/33	3,756
1,370,000	Union Pacific Corp., 6.65%, 1/15/11	1,453
1,168,000	United Health Group, 5.375%, 3/15/16	1,142
1,018,000	Vale Overseas Ltd., 6.88%, 11/21/36	948
2,502,000	Valero Energy Corp., 6.875%, 4/15/12	2,700
2,600,000	Wal-Mart Stores, 5.25%, 9/1/35	2,315
1,337,000	Waste Management Inc., 7.75%, 5/15/32	1,491
1,620,000	Wellpoint Inc., 5.85%, 1/15/36	1,471
2,025,000	Wells Fargo Co., 5.625%, 12/11/17	2,085
3,500,000	Wyeth, 5.50%, 2/1/14	3,631

		139,396

Foreign Government (3%)
2,631,818	Croatia, 3.996%, 7/31/10	2,635
1,320,000	Republic of El Salvador, 7.65%, 6/15/35	1,481
1,962,000	Republic of Korea, 4.875%, 9/22/14	2,010
842,000	Republic of Poland, 6.25%, 7/3/12	929
2,810,000	Republic of South Africa, 6.50%, 6/2/14	2,986
2,138,400	Russia Government International Bond, 7.50%, 3/31/30 (d)	2,461
1,036,000	State of Israel, 5.50%, 11/9/16	1,093
2,624,000	United Mexican States, 6.75%, 9/27/34	2,851
790,000	United Mexican States, 7.50%, 4/8/33	928
1,323,000	United Mexican States, 9.875%, 2/1/10	1,481

		18,855

Mortgage Backed (47%)
8,710,095	Citigroup Mortgage Loan Trust Inc., 5.67%, 11/25/36	8,185
12,150,174	FGLMC G02252, 5.50%, 7/1/36	12,307
40,730,567	FHLMC G02385, 6.00%, 11/1/36	41,771
4,411,000	FHLMC, 5.375%, 2/8/10	4,413
24,648,165	FN 745418 ARM, 5.50%, 4/1/36	24,993
9,069,807	FN 905759 ARM, 5.89%, 12/1/36	9,318
5,000,000	FNMA 5.00%, 30Y TBA (c)	4,979
28,680,000	FNMA 5.50%, 15Y TBA (c)	29,061
21,650,000	FNMA 6.00%, 30Y TBA (c)	22,215
1,424,294	FNMA 670385, 6.50%, 9/1/32	1,487
5,560,604	FNMA 725423, 5.50%, 5/1/34	5,645
13,842,964	FNMA 725424, 5.50%, 4/1/34	14,054
3,765,333	FNMA 725425, 5.50%, 4/1/34	3,824
19,962,690	FNMA 739821, 5.00%, 9/1/33	19,918
3,605,953	FNMA ARM, 6.561%, 2/25/44	3,635
13,415,000	FNMA, 5.55%, 2/16/17	13,994
13,860,000	GNMA 6.50%, 30Y TBA (c)	14,430
3,660,565	Morgan Stanley Mortgage Loan Trust, 7.399%, 1/25/35	3,624
6,500,000	Prime Mortgage Trust, 6.00%, 3/25/37	5,908
2,931,800	Puma Finance Ltd. 144A, 5.09%, 8/9/35 (b)	2,867
12,230,345	RMAC Securities Plc 144A, 5.20%, 6/12/25 (b)	12,213
9,310,681	Structured Adjustable Rate Mortgage Loan Trust, 5.928%, 5/25/36	9,439
1,462,164	Structured Asset Mortgage Investments Inc., 6.83%, 5/25/36	1,418
189,778	Thornburg Mortgage Securities Trust, 3.71%, 4/25/43	190
4,669,310	Thornburg Mortgage Securities Trust, 3.74%, 9/25/34	4,586
7,660,000	Washington Mutual, 5.26%, 1/28/36	7,842

		282,316

Municipal Bond (0%)
1,330,000	Illinois State, 5.10%, 6/1/33	1,318

Principal		Value
or Shares	Security Description	(000)

Supranational (1%)
1,399,000	European Investment Bank, 4.625%, 5/15/14	1,497
3,020,000	European Investment Bank, 5.00%, 2/8/10	3,165
700,000	European Investment Bank, 5.125%, 9/13/16	762
1,244,000	Intl Bk Recon & Develop, 5.00%, 4/1/16	1,336

		6,760

U.S. Government Agency (25%)
8,750,000	FHLB, 3.75%, 1/8/10	8,924
9,340,000	FHLMC, 4.125%, 12/21/12	9,650
566,000	FHLMC, 4.875%, 2/17/09	579
32,254,000	FNMA, 3.25%, 2/10/10	32,600
10,540,000	FNMA, 5.00%, 2/13/17	11,234
6,400,000	FNMA, 5.375%, 6/12/17	7,002
1,910,000	FNMA, 6.25%, 5/15/29	2,272
34,380,000	FHLB Disc Note, 3.02%, 2/13/08 (e)	34,345
31,500,000	FNMA, 4.8457%, 2/13/08 (e)	31,458
9,000,000	FNMA, 2.64%, 3/19/08 (e)	8,969

		147,033

U.S. Treasury (12%)
127,000	U.S. Treasury Note, 2.625%, 5/15/08	127
31,320,000	U.S. Treasury Note, 3.625% 12/31/12	32,497
7,600,000	U.S. Treasury Note, 3.625%, 10/31/09	7,796
7,496,000	U.S. Treasury Note, 3.875%, 10/31/12	7,855
18,030,000	U.S. Treasury Note, 4.25%, 11/15/17	18,940
23,000	U.S. Treasury Note, 4.63%, 12/31/11	25
364,000	U.S. Treasury Note, 5.00%, 8/15/11	395
2,975,000	U.S. Treasury Note, 5.25%, 11/15/28	3,332
2,300,000	U.S. Treasury Bill, 2.09%, 7/24/08	2,278

		73,245

Investment Company (Cost-$6,499) (1%)
6,498,837	Cash Reserves Money Market Fund *	6,499

Total (Cost-$671,932) (a) (114%)		678,850
Liabilities in excess of Other Assets (-14%)		(83,325)

Net Assets (100%)		$595,525

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$10,226
Unrealized depreciation	(3,308)

Net unrealized appreciation	$6,918

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

It has been deemed liquid under guidelines approved by the Board.

(c)	Security was purchased on a delayed delivery basis.

(d)	Security offered and sond outside of the United States, and thus is exempted from registration under Regulation S of the Securities Act of 1933.

It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.

Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
7/21/2008	China Renminbi (Buy 67,938)	6.9883	$9,724	$321
4/23/2008	Japanese Yen (Buy 319,400)	106.7113	3,021	18
4/25/2008	Malaysian Ringgit (Buy 9,787)	3.2364	3,023	34

				$373

Liabilities:
4/23/2008	Euro (Sell 2,019)	1.4748	$2,981	$(6)
2/25/2008	Hungarian Forint (Sell 520,727)	174.3950	2,987	(16)
4/25/2008	Indian Rupee (Buy 85,440)	39.6342	2,158	(3)
2/25/2008	Poland Zloty (Buy 7,145)	2.4474	2,930	(28)

				$(53)

Opportunity Bond Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (Cost-$52,031) (113%)
Asset Backed (1%)
310,911	Los Angeles Arena Funding LLC 144A, 7.656%, 12/15/26 (b)	$319
Corporate (26%)
340,000	Allied Waste North America, 6.125%, 2/15/14	326
96,000	Amerisourcebergen Corp., 5.88%, 9/15/15	96
110,000	Amgen Inc. 144A, 5.85%, 6/1/2017 (b)	113
270,000	Astrazeneca PLC, 5.40%, 9/15/12	285
281,000	AT&T Wireless, 8.125%, 5/1/12	320
147,000	AT&T Wireless, 8.75%, 3/1/31	185
70,000	Bank of America Corp., 4.25%, 10/1/10	71
410,000	Boyd Gaming Corp., 6.75%, 4/15/14	359
85,000	Burlington North Santa F, 5.65%, 5/1/17	86
165,000	Caterpillar Inc., 6.05%, 8/15/36	169
112,000	CBS Corp., 7.88%, 7/30/30	118
320,000	Chesapeake Energy Corp., 6.50%, 8/15/17	311
175,000	Cisco Systems Inc., 5.25%, 2/22/11	182
230,000	Citigroup Inc., 5.125%, 2/14/11	236
365,000	CIT Group Co. of Canada, 4.65%, 7/1/10	348
256,000	Comcast Corp., 6.50%, 1/15/17	268
162,000	Conoco Inc., 6.95%, 4/15/29	186
210,000	Crown Castle Towers LLC 144A, 6.795%, 11/15/36 (b)	207
80,000	CSX Corp., 5.60%, 5/1/17	78
318,000	DaimlerChrysler NA Holding, 5.75%, 9/8/11	331
315,000	Dex Media Inc., 8.00%, 11/15/13	285
380,000	Dynegy Holdings Inc., 8.38%, 5/1/16	371
335,000	Echostar DBS Corp., 6.625%,10/1/14	328
340,000	Ford Motor Credit Co., 7.00%, 10/1/13	285
150,000	General Electric Capital Corp., 5.40%, 2/15/17	153
150,000	GMAC LLC, 6.75%, 12/1/14	124
219,000	Goldman Sachs Group Inc., 5.95%, 1/15/27	202
305,000	Hertz Corp., 8.875%, 1/1/14	296
138,000	International Lease Finance Corp., 5.125%, 11/1/10	141
90,000	JP Morgan Chase & Co., 5.60%, 6/1/11	94
67,000	Keyspan Corp., 7.625%, 11/15/10	74
420,000	L-3 Communications Corp., 6.125%, 7/15/13	417
82,000	Lehman Brothers Holdings, 4.25%, 1/27/10	81
195,000	Lockheed Martin Corp., 6.15%, 9/1/36	202
150,000	Merrill Lynch & Co., 6.00%, 2/17/09	153
155,000	MetLife Inc., 5.70%, 6/15/35	142
410,000	MGM Mirage Inc., 6.75%, 9/1/12	397
103,000	Midamerican Energy Holdings, 6.125%, 4/1/36	103
395,000	Nalco Co., 7.75%, 11/15/11	397
185,000	Oracle Corp., 5.00%, 1/15/11	190
410,000	Owens-Brockway, 6.75%, 12/1/14	409
101,000	Pacific Gas & Electric, 6.05%, 3/1/34	101
375,000	Panamsat Corp., 9.00%, 6/15/16	374
210,000	Schering-Plough, 6.00%, 9/15/17	217
58,000	SLM Corp., 5.45%, 4/25/11	54
405,000	Smithfield Foods Inc., 7.00%, 8/1/11	397
112,000	Sprint Capital Corp., 6.90%, 5/1/19	103
66,000	Sprint Nextel Communications, 6.875%, 10/31/13	62
320,000	Stater Brothers Holdings, 8.125%, 6/15/12	314
290,000	Sungard Data Systems Inc., 9.125%, 8/15/13	296
255,000	Telecom Italia Capital, 4.875%, 10/1/10	258
100,000	Time Warner Cable Inc., 6.55%, 5/1/37	99
72,000	Time Warner Entertainment, 8.375%, 7/15/33	84
43,000	Vale Overseas Ltd., 6.88%, 11/21/36	40
165,000	Wal-Mart Stores, 5.25%, 9/1/35	147
120,000	Wellpoint Inc., 5.85%, 1/15/36	109
410,000	Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14	397

		12,171

Foreign Government (6%)
250,000	Republic of Brazil, 6.00%, 1/17/17	256
240,000	Republic of Colombia, 7.375%, 1/27/17	264
120,000	Republic of El Salvador, 7.65%, 6/15/35	135
120,000	Republic of Indonesia, 7.50%, 1/15/16	129
129,000	Republic of Korea, 4.875%, 9/22/14	132

Principal		Value
or Shares	Security Description	(000)

120,000	Republic of Panama, 7.25%, 3/15/15	133
120,000	Republic of Peru, 8.375%, 5/3/16	144
210,000	Republic of Philippines, 9.875%, 1/15/19	270
59,000	Republic of Poland, 6.25%, 7/3/12	65
240,000	Republic of South Africa, 6.50%, 6/2/14	255
120,000	Republica Orient Uruguay, 7.63%, 3/21/36	127
108,900	Russia Government International Bond, 7.50%, 3/31/30	125
70,000	State of Israel, 5.50%, 11/9/16	74
270,000	United Mexican States, 6.05%, 1/11/40	267
70,000	United Mexican States, 7.50%, 4/8/33	82
112,000	United Mexican States, 9.875%, 2/1/10	125

		2,583

Mortgage Backed (50%)
852,074	Citigroup Mortgage Loan Trust Inc., 5.67%, 11/25/36	801
4,206,284	FHLMC G02385, 6.00%, 11/1/36	4,314
519,000	FHLMC, 5.375%, 2/8/10	519
1,856,939	FN 745418 ARM, 5.50%, 4/1/36	1,882
1,990,035	FN 888638 ARM, 5.50%, 9/1/37	2,017
496,842	FN 905759 ARM, 5.89%, 12/1/36	510
400,000	FNMA 5.00%, 30Y TBA (c)	398
1,510,000	FNMA 5.50%, 15Y TBA (c)	1,530
2,130,000	FNMA 6.00%, 30Y TBA (c)	2,186
324,362	FNMA 670385, 6.50%, 9/1/32	339
1,019,849	FNMA 725423, 5.50%, 5/1/34	1,035
616,515	FNMA 725425, 5.50%, 4/1/34	626
1,843,133	FNMA 739821, 5.00%, 9/1/33	1,839
1,997,000	FNMA, 5.55%, 2/16/17	2,083
1,340,000	GNMA 6.50%, 30Y TBA (c)	1,395
467,103	Morgan Stanley Mortgage Loan Trust, 7.399%, 1/25/35	463
272,000	SBA CMBS Trust 144A, 6.90%, 11/15/36 (b)	270
226,000	SBA CMBS Trust 144A, 7.39%, 11/15/36 (b)	222
647,700	Structured Adjustable Rate Mortgage Loan Trust, 5.928%, 5/25/36	657
220,668	Structured Asset Mortgage Investments Inc., 6.83%, 5/25/36	214

		23,300

Municipal Bond (0%)
90,000	Illinois State, 5.10%, 6/1/33	89
Supranational (1%)
99,000	European Investment Bank, 4.625%, 5/15/14	106
219,000	European Investment Bank, 5.00%, 2/8/10	230
49,000	European Investment Bank, 5.125%, 9/13/16	53
88,000	Intl Bk Recon & Develop, 5.00%, 4/1/16	94

		483

U.S. Government Agency (10%)
680,000	FHLB, 3.75%, 1/8/10	694
1,051,000	FHLMC, 4.125%, 12/21/12	1,086
1,381,000	FNMA, 3.25%, 2/10/10	1,396
223,000	FNMA, 6.25%, 5/15/29	265
400,000	FHLB Disc Note, 2.95%, 2/13/08 (d)	400
550,000	FNMA, 2.64%, 3/19/08 (d)	548

		4,389

U.S. Treasury (19%)
530,000	U.S. Treasury Note, 3.25%, 12/31/09	541
3,125,000	U.S. Treasury Note, 3.625% 12/31/12	3,243
2,937,000	U.S. Treasury Note, 4.25%, 11/15/17	3,085
984,000	U.S. Treasury Note, 5.25%, 11/15/28	1,102
745,000	U.S. Treasury Note, 7.875%, 2/15/21	1,029

		9,000

Investment Companies (Cost-$2,097) (4%)
556,749	Cash Reserves Money Market Fund *	557
46,751	Metzler/Payden European Emerging Markets Fund	1,512

		2,069

Total (Cost-$54,128) (a) ( 117%)		54,403
Liabilities in excess of Other Assets (-17%)		(7,883)

Net Assets (100%)		$46,520

* Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$849

Unrealized depreciation	(574)

Net unrealized appreciation	$275

(b)   Security offered to qualified investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c) Security was purchased on a delayed delivery basis.

(d) Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD

				Unrealized
			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
7/21/2008	China Renminbi (Buy 5,680)	6.9883	$813	$26
4/23/2008	Japaneese Yen (Buy 26,900)	106.7113	254	2
4/25/2008	Malaysian Ringgit (Buy 444)	3.2364	137	2
2/22/2008	Philippines Peso (Buy 6,551)	40.7545	161	10
4/24/2008	South African Rand (Sell 1,129)	7.4331	148	9

				$49

Liabilities:
4/24/2008	Brazilian Real (Sell 208)	1.8004	$117	$(2)
4/23/2008	Euro (Sell 170)	1.4748	251	—
2/25/2008	Hungarian Forint (Sell 43,883)	174.3958	252	(1)
4/25/2008	Indian Rupee (Buy 6,550)	39.6342	165	—
2/25/2008	Poland Zloty (Buy 644)	2.4474	264	(3)

				$(6)

Open Swap Contracts (000s)

	Fund	Expiration		Notional	Unrealized
Contract Type	Pays	Date		Principal	Appreciation

Assets:
Brazil Total Return Swap	4.649%	Jan-14	BRL	550	$45
Egypt Total Return Swap	5.666%	Jul-08	EGP	2,600	17

					$62

High Income Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)

Asset Backed (0%)
182,066	Long Beach Mortgage Loan Trust, 8.17%, 3/25/33	$47
Corporate Bonds (95%)
Basic Materials (7%)
1,300,000	FMG Finance Pty Ltd. 144A, 10.63%, 9/1/16 (b)	1,482
1,700,000	Freeport-McMoran C & G, 8.375%, 4/1/17	1,811
1,870,000	Georgia-Pacific Corp. 144A, 7.125%, 1/15/17 (b)	1,791
690,000	Georgia-Pacific Corp., 8.125%, 5/15/11	693
610,000	Hexion U.S. Finance/Nova Scotia, 9.75%, 11/15/14	660
650,000	Ineos Group Holdings Plc 144A, 8.50%, 2/15/16 (b)	510
730,000	Momentive Performance, 11.50%, 12/1/16	574
1,445,000	Nalco Co., 7.75%, 11/15/11	1,452
1,320,000	Owens-Brockway Glass, 8.25%, 5/15/13	1,373
1,280,000	Polyone Corp., 8.88%, 5/1/12	1,286
1,035,000	Reichhold Industries Inc. 144A, 9.00%, 8/15/14 (b)	1,025
1,045,000	Sabine Pass LNG LP, 7.50%, 11/30/16	985

		13,642

Communications (13%)
675,000	American Tower Corp. 144A, 7.00%, 10/15/17 (b)	672
1,135,000	CCH I LLC., 11.00%, 10/1/15	819
605,000	CCH II LLC/CCH II Capital Co., 10.25%, 9/15/10	576
2,280,000	Charter Comm Opt LLC/CAP. 144A, 8.00%, 4/30/12 (b)	2,177
625,000	Cincinnati Bell Inc., 8.375%, 1/15/14	600
2,550,000	Citizens Communications, 6.25%, 1/15/13	2,435
3,195,000	Clear Channel Communication, 7.65%, 9/15/10	3,295
2,150,000	Dex Media Inc., 8.00%, 11/15/13	1,946
1,950,000	Echostar DBS Corp., 6.625%,10/1/14	1,909
500,000	General Cable Corp., 7.125%, 4/1/17	479
1,290,000	Idearc Inc., 8.00%, 11/15/16	1,161
2,085,000	Intelsat Sub Hld Co. Ltd., 8.625%, 1/15/15	2,088
1,215,000	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	1,090
1,200,000	Panamsat Corp., 9.00%, 6/15/16	1,197
3,170,000	Qwest Communications Int, 7.50%, 2/15/14	3,154
685,000	R.H. Donnelley Corp., 6.875%, 01/15/13	579
1,370,000	Windstream Corp., 7.00%, 3/15/19	1,291

		25,468

Consumer Cyclicals (10%)
35,221	Air 2 US 144A, 8.027%, 10/1/19 (b)	35
665,000	Arvinmeritor Inc., 8.75%, 3/1/12	612
501,628	Continental Airlines Inc., 9.558%, 9/1/19	502
1,205,000	Ford Motor Co., 6.50%, 8/1/18	883
1,160,000	Ford Motor Co., 7.45%, 7/16/31	861
1,420,000	Ford Motor Credit Co., 5.80%, 1/12/09	1,381
1,940,000	Ford Motor Credit Co., 7.00%, 10/1/13	1,628
925,000	General Motors Acceptance Corp., 8.00%, 11/1/31	768
2,360,000	General Motors Corp., 7.20%, 1/15/11	2,165
2,945,000	General Motors Corp., 8.375%, 7/15/33	2,408
2,740,000	GMAC LLC, 7.00%, 2/1/12	2,379
620,000	J.B. Poindexter & Co., 8.75%, 3/15/14	456
980,000	Jarden Corp., 7.50%, 5/1/17	843
1,035,000	Norcross Safety Products, 9.875%, 8/15/11	1,069
885,000	Phillips Van-Heusen, 7.25%, 2/15/11	892
1,140,000	Pinnacle Entertainment 144A, 7.50%, 6/15/15 (b)	912
625,000	Rock-Tennessee Co., 8.20%, 8/15/11	642
995,000	Tenneco Inc., 8.625%, 11/15/14	965

		19,401

Consumer Discretionary (1%)
1,410,000	Jefferson Smurfit Corp., 8.25%, 10/1/12	1,361
Consumer Non-Cyclicals (23%)
1,635,000	Acco Brands Corp., 7.625%, 8/15/15	1,394
630,000	Ahern Rentals Inc., 9.25%, 8/15/13	510
395,000	Albertson’s Inc., 7.50%, 2/15/11	416
1,295,000	Albertson’s Inc., 8.00%, 5/1/31	1,241

Principal		Value
or Shares	Security Description	(000)

600,000	Alliance One International Inc., 11.00%, 5/15/12	615
440,000	American Achievement Corp., 8.25%, 4/1/12	405
1,000,000	Aramark Services Inc., 8.41%, 2/1/15	900
570,000	Aramark Services Inc., 8.50%, 2/1/15	570
500,000	Ashtead Capital Inc. 144A, 9.00%, 8/15/16 (b)	420
1,440,000	Avis Budget Car Rental, 7.625%, 5/15/14	1,332
1,395,000	Bon-Ton, Department Stores Inc., 10.25%, 3/15/14	963
1,920,000	Boyd Gaming Corp., 7.75%, 12/15/12	1,819
1,295,000	Carrols Corp., 9.00%, 1/15/13	1,133
900,000	Dean Foods Co., 7.00%, 6/1/16	824
385,000	Delhaize America Inc., 9.00%, 4/15/31	457
660,000	Dillards Inc., 7.13%, 8/1/18	520
485,000	Elizabeth Arden Inc., 7.75%, 1/15/14	464
1,500,000	Energy Partners Ltd., 9.75%, 4/15/14	1,298
960,000	Harrah’s Operating Co., 6.50%, 6/1/16	615
1,495,000	Hertz Corp., 8.875%, 1/1/14	1,450
955,000	Iron Mountain Inc., 7.75%, 1/15/15	976
1,235,000	Isle of Capri Casinos, 7.00%, 3/1/14	957
1,210,000	Jostens IH Corp., 7.625%, 10/1/12	1,201
1,805,000	Lamar Media Corp., 7.25%, 1/1/13	1,791
885,000	Leslie’s Poolmart, 7.75%, 2/1/13	810
1,200,000	Levi Strauss and Co., 9.75%, 1/15/15	1,173
1,245,000	MGM Mirage Inc., 6.00%, 10/1/09	1,245
1,775,000	MGM Mirage Inc., 6.75%, 4/1/13	1,700
1,250,000	Michaels Stores Inc., 10.00%, 11/1/14	1,119
855,000	Mohegan Tribal Gaming, 6.125%, 2/15/13	806
741,000	Nectar Merger Corp., 7.75%, 2/15/14	671
1,235,000	Neiman Marcus Group Inc., 9.00%, 10/15/15	1,241
980,000	NPC International, Inc., 9.50%, 5/1/14	848
1,000,000	Pilgrim’s Pride Corp., 8.375%, 5/1/17	878
650,000	Rent-A-Center, 7.50%, 5/1/10	595
1,385,000	Rental Service Corp., 9.50%, 12/1/14	1,181
1,285,000	San Pasqual Casino 144A, 8.00%, 9/15/13 (b)	1,227
1,470,000	Scholastic Corp., 5.00%, 4/15/13	1,254
1,210,000	Sealy Mattress Co., 8.25%, 6/15/14	1,053
795,000	Seminole Hard Rock 144A, 7.49%, 3/15/14 (b)	719
1,360,000	Smithfield Foods Inc., 8.00%, 10/15/09	1,384
1,455,000	Stater Brothers Holdings, 8.125%, 6/15/12	1,425
745,000	Station Casinos, 6.50%, 2/1/14	517
1,085,000	United Rentals, 6.50%, 2/15/12	1,004
1,780,000	Wynn Las Vegas LLC/Corp., 6.625%, 12/1/14	1,724

		44,845

Energy (12%)
1,215,000	Allegheny Energy Supply, 7.80%, 3/15/11	1,282
620,000	Amerigas Partner/Eagle Finance, 7.125%, 5/20/16	606
1,370,000	Basic Energy Services , 7.125%, 4/15/16	1,295
1,900,000	Chesapeake Energy Corp., 6.875%, 1/15/16	1,891
235,000	Chesapeake Energy Corp., 6.875%, 11/15/20	228
1,110,000	Colorado Interstate Gas, 6.80%, 11/15/2015	1,178
700,000	Complete Production Service, 8.00%, 12/15/16	683
1,170,000	Dynegy Holdings Inc., 8.38%, 5/1/16	1,143
430,000	Dynergy Holdings Inc., 7.75%, 6/1/19	393
1,185,000	El Paso Corp., 7.75%, 1/15/32	1,184
1,000,000	Energy Future Holdings 144A, 10.875%, 11/1/17 (b)	995
400,000	Forest Oil Corp. 144A, 7.25%, 6/15/19 (b)	402
620,000	Intergen NV 144A, 9.00%, 6/30/17 (b)	649
1,180,000	Kinder Morgan Inc., 7.25%, 3/1/28	1,076
1,000,000	Mariner Energy, Inc., 8.00%, 5/15/17	960
330,000	Massey Energy Co., 6.875%, 12/15/13	316
625,000	Newfield Exploration Co., 6.625%, 4/15/16	616
1,000,000	Opti Canada Inc. 144A, 8.25%, 12/15/14 (b)	985
595,000	Petroquest Energy Inc., 10.375%, 5/15/12	607
900,000	Plains Exploration & Pro, 7.00%, 3/15/17	860
1,470,000	Seitel Acquisition Corp., 9.75%, 2/15/14	1,227
1,140,000	Sierra Pacific Resources, 8.625%, 3/15/14	1,228
2,040,000	Stallion Oilfield Services 144A, 9.75%, 2/1/15 (b)	1,805
585,000	Targa Resources Inc., 8.50%, 11/1/13	554
1,185,000	Tesoro Corp., 6.625%, 11/1/15	1,158
700,000	W&T Offshore Inc. 144A, 8.25%, 6/15/14 (b)	662

		23,983

Principal		Value
or Shares	Security Description	(000)

Financial (1%)
640,000	LVB Acquisition Merger 144A, 10.00%, 10/15/17 (b)	662
1,600,000	Nuveen Investments Inc. 144A, 10.50%, 11/15/15 (b)	1,560

		2,222

Healthcare (10%)
475,000	Accellent Inc., 10.50%, 12/1/13	378
1,500,000	Bausch & Lomb Inc. 144A, 9.875%, 11/1/15 (b)	1,526
1,120,000	Boston Scientific Corp., 6.40%, 6/15/16	1,036
1,340,000	Community Health Systems, 8.875%, 7/15/15	1,355
1,315,000	Davita Inc., 6.625%, 3/15/13	1,302
2,290,000	HCA Inc., 7.50%, 11/6/33	1,792
545,000	HCA Inc., 9.125%, 11/15/14	567
2,190,000	HCA Inc., 9.25%, 11/15/16	2,302
850,000	Healthsouth Corp., 10.75%, 6/15/16	890
1,330,000	Omnicare Inc., 6.875%, 12/15/15	1,204
1,200,000	Psychiatric Solutions Inc., 7.75%, 7/15/15	1,188
2,825,000	Tenet Healthcare Corp., 6.50%, 6/1/12	2,493
900,000	United Surgical Partners, 8.875%, 5/1/17	880
500,000	Universal Hospital Services, 8.28%, 6/1/15	478
500,000	Universal Hospital Services, 8.50%, 6/1/15	508
335,000	Unumprovident Finance Co. 144A, 6.85%, 11/15/15 (b)	354
995,000	US Oncology Inc., 9.00%, 8/15/12	980
1,400,000	Vanguard Health Holding, 9.00%, 10/1/14	1,334

		20,567

Industrial (9%)
2,505,000	Allied Waste North America, 6.125%, 2/15/14	2,404
500,000	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	451
605,000	American Railcar, 7.50%, 3/1/14	548
1,000,000	Baldor Electric Co., 8.63%, 2/15/17	975
640,000	Ball Corp., 6.875%, 12/15/12	648
1,445,000	Bombardier Inc. 144A, 6.75%, 5/1/12 (b)	1,474
655,000	Crown Cork & Seal, 8.00%, 4/15/23	617
1,750,000	CSC Holdings Inc., 7.88%, 2/15/18	1,584
925,000	Geo Group Inc., 8.25%, 7/15/13	937
1,335,000	Graham Packaging Co., 8.50%, 10/15/12	1,181
1,265,000	KB Home & Broad Home Corp., 6.375%, 8/15/11	1,214
1,300,000	L-3 Communications Corp., 5.875%, 1/15/15	1,271
295,000	Owens-Illinois Inc., 7.50%, 5/15/10	299
500,000	P.H. Glatfelter, 7.125%, 5/1/16	496
850,000	SPX Corp. 144A, 7.625%, 12/15/14 (b)	872
1,290,000	Steel Dynamics Inc. 144A, 7.375%, 11/1/12 (b)	1,293
750,000	Verso Paper Holdings LLC., 9.125%, 8/1/14	731
1,000,000	Yankee Acquisition Corp., 8.50%, 2/15/15	860

		17,855

Technology (5%)
650,000	Avago Technologies Finance, 11.875%, 12/1/15	683
620,000	DRS Technologies Inc., 6.625%, 2/1/16	608
1,440,000	First Data Corp. 144A, 9.875%, 9/24/15 (b)	1,276
2,250,000	Freescale Semiconductor, 10.125%, 12/15/16	1,614
430,000	Mirant North America Llc., 7.38%, 12/31/13	432
740,000	Sanmina-SCI Corp., 8.125%, 3/1/16	649
750,000	Seagate Technology HDD, 6.375%, 10/1/11	750
1,180,000	Sungard Data Systems Inc., 10.25%, 8/15/15	1,186
1,015,000	Sungard Data Systems Inc., 9.125%, 8/15/13	1,035
1,300,000	Unisys Corp., 6.875%, 3/15/10	1,229
1,695,000	Wind Acquisition Financial SA 144A, 10.75%, 12/1/15 (b)	1,805

		11,267

Utilities (4%)
860,000	Edison Mission Energy, 7.00%, 5/15/17	841
1,430,000	Edison Mission Energy, 7.625%, 5/15/27	1,348
2,100,000	NRG Energy Inc., 7.375%, 2/1/16	2,034
2,120,000	PSEG Energy Holdings, 8.50%, 6/15/11	2,259
1,525,000	Teco Energy Inc. 144A, 6.572%, 11/1/17 (b)	1,529

		8,011

Principal		Value
or Shares	Security Description	(000)

U.S. Treasury (1%)
1,000,000	U.S. Treasury Note, 4.25%, 11/15/17	1,050

Total Bonds (Cost-$201,197)		189,719

Investment Company (Cost-$2,999) (1%)
2,998,705	Cash Reserves Money Market Fund *	2,999

Total (Cost-$204,196) (a) (97%)		192,718
Other Assets, net of Liabilities (3%)		5,653

Net Assets (100%)		$198,371

* Affiliated investment.

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$948
Unrealized depreciation	(12,425)

Net unrealized depreciation	$(11,477)

(b)   Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Swap Contracts (000s)

	Fund	Expiration	Notional	Unrealized
Contract Type	Receives	Date	Principal	(Depreciation)

Liabilities:
AES Credit Default Swap	1.80%	Jun-11	1,000	$(27)
AK Steel Credit Default Swap	1.25%	Dec-08	643	(3)
Allied Waste Industries Credit Default Swap	1.05%	Dec-08	500	—
Freescale Semiconductor Credit Default Swap	0.91%	Dec-08	707	(35)
INEOS Group Credit Default Swap	1.10%	Dec-08	707	(30)
INEOS Group Credit Default Swap	1.35%	Dec-08	444	(18)
KB Homes Credit Default Swap	0.94%	Dec-08	664	(24)
Nortel Credit Defaut Swap	1.05%	Dec-08	1,395	(27)
NXP Credit Default Swap	1.30%	Dec-08	838	(37)
NXP Credit Default Swap	1.72%	Dec-08	468	(19)
Polyone Credit Default Swap	1.25%	Dec-08	643	—
Polyone Credit Default Swap	0.98%	Dec-08	393	(1)
Reliant Energy Credit Default Swap	1.00%	Dec-08	390	(3)
Rite Aid Credit Default Swap	2.62%	Dec-08	1,373	(84)
Unisys Credit Default Swap	1.09%	Dec-08	707	(23)

				$(331)

Tax Exempt Bond Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (Cost-$14,192) (98%)
General Obligation (41%)
350,000	California State, 5.00%, 2/1/32	$352
400,000	Florida State Board of Education, 5.75%, 6/1/12	435
295,000	Georgia State, 5.00%, 3/1/13	326
500,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19 (b) FGIC	539
400,000	Glendale, AZ, 5.30%, 7/1/12	428
585,000	Maryland State & Local Facilities, 5.50%, 3/1/15	679
250,000	Maryland State, 5.00%, 2/15/18	275
340,000	Morgan Hill CA, Unified School District, 5.00%, 8/1/18 (b) AMBAC	373
400,000	New York City, NY, 5.00%, 8/1/12	436
255,000	North Carolina State General Obligation, 5.00%, 4/1/16	289
680,000	North Orange County Community College District, 0.00%, 8/1/25 (b) FGIC	288
370,000	Plano, TX, 5.00%, 9/1/15	410
5,000	Prince Georges County, MD, 5.50%, 5/15/13 (b) FSA	6
200,000	San Francisco CA, Bay Area Rapid Tran District, 5.00%, 8/1/26	213
425,000	Texas State, 5.00%, 10/1/18	476
125,000	Texas State, 5.375%, 10/1/13	138
350,000	Wisconsin State, 5.00%, 5/1/19 (b) AMBAC	393

		6,056

Revenue (57%)
Airport/Port Revenue (5%)
400,000	Metropolitan DC Airport Authority, 5.375%, 10/1/14 (b) FSA	434
300,000	Port Authority NY & NJ, 5.50%, 12/15/12 (b) AMBAC	333

		767

Corporate (2%)
360,000	SLM Corp., 3.47%, 7/27/09	334
Healthcare (3%)
400,000	Multnomah County, OR Hospital Facilities Authority, 5.25%, 10/1/13	436
Industrial Development/Pollution Control (6%)
415,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	418
250,000	Tobacco Settlement Financing Corp., NY, 5.25%, 6/1/13	252
250,000	Union County, NJ Utilities Authority, 4.75%, 6/15/09	257

		927

Lease Revenue (13%)
500,000	California State Public Works, 5.25%, 6/1/13	548
250,000	Charleston, SC Education Excellence Fin. Corp., 5.00%, 12/1/09	262
530,000	Lancaster, SC Edl Assistance, 5.25%, 12/1/17	561
300,000	Laurens County, S C School District, 5.25%, 12/1/22	303
200,000	New Jersey State Ctfs Partn, 5.00%, 6/15/13	219

		1,893

Pollution Control Revenue (3%)
400,000	Sublette County, WY Pollution Control Revenue, 1.87%, 11/1/14	400
Pre-Refunded (4%)
5,000	Georgia State, 5.00%, 3/1/13	6
100,000	Lenior City, TN Electric System, 4.80%, 6/1/11 (b) AMBAC	101
300,000	Oregon State Department Admin. Services Lottery Revenue, 5.75%, 4/1/14	316
135,000	Utica, NY Industrical Development Agency, 6.875%, 12/1/14	144

		567

Principal		Value
or Shares	Security Description	(000)

Tax-Backed Revenue (2%)
240,000	Phoenix, AZ Civic Improvement Corp., 5.25%, 7/1/09	245
Transportation (3%)
100,000	Los Angeles County, CA Transportation Authority, 5.00%, 7/1/09 (b) AMBAC	104
275,000	New Jersey State Transport Trust Fund, 5.25%, 12/15/19	314
100,000	Texas State Transportation Commission, 5.00%, 4/1/18	112

		530

University Revenue (4%)
300,000	Massachusetts State Health & Edl Facs Authority, 5.25%, 7/1/15	343
195,000	Richmond County, GA Dev Authority, 5.00%, 2/1/11	201

		544

Water & Sewer (12%)
200,000	California State Department of Water Resources, 5.00%, 12/1/16 (b) MBIA	223
550,000	Dallas, TX Waterworks & Sewer System, 5.50%, 10/1/10	580
400,000	Los Angeles CA Water & Power, 5.00%, 7/1/10 (b) MBIA	424
200,000	Los Angeles CA, Department of Water & Power, 5.00%, 7/1/44 (b) AMBAC	205
200,000	New York City, NY Municipal Water Authority, 5.25%, 6/15/15	218
205,000	Virginia State Resources Authority, 5.00%, 11/1/11	222

		1,872

Investment Company (Cost-$131) (1%)
130,695	Dreyfus Tax Exempt Cash Management Fund	131

Total (Cost-$14,323) (a) (99%)		14,702
Other Assets, net of Liabilities (1%)		167

Net Assets (100%)		$14,869

All of the securities are held by the custodian in a segregated account.

(a) Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation	$412
Unrealized depreciation	(33)

Net unrealized appreciation	$379

(b) Payment of principal and interest is insured against default.

AMBAC—American Municipal Bond Assurance Co.
FGIC—Financial Guaranty Insurance Co.
FSA—Financial Security Assurance
MBIA—Municipal Bond Insurance Association

California Municipal Income Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (Cost-$42,040) (95%)
General Obligation (43%)
1,000,000	California State, 5.00%, 12/1/30	$999
500,000	California State, 5.00%, 2/1/20	524
650,000	California State, 5.00%, 2/1/32	654
1,000,000	California State, 5.00%, 3/1/17 (b) MBIA	1,095
830,000	California State, 5.00%, 6/1/14	913
1,000,000	California State, 5.00%, 6/1/32	1,003
1,000,000	Chaffey Community College, 5.00%, 6/1/27 (b) MBIA	1,059
500,000	Dublin CA, Unified School District, 5.00%, 8/1/25 (b) FSA	531
1,000,000	El Camino Community College District, 4.25%, 8/1/15 (b) FGIC	1,069
1,100,000	Gilroy, CA Unified School Dist., 5.25%, 8/1/19 (b) FGIC	1,187
1,000,000	Los Angeles, CA Community College District, 5.25%, 8/1/13 (b) FSA	1,128
1,000,000	Los Angeles, CA Unified School District, 6.00%, 7/1/14 (b) FGIC	1,163
1,000,000	Los Angeles, City of CA, 5.00%, 9/1/10	1,069
250,000	Los Angeles, City of CA, 5.25%, 9/1/13 (b) FGIC	280
220,000	Los Gatos Joint Union High School District, 5.25%, 12/1/13 (b) FSA	250
1,000,000	Newport Mesa, CA School District, 5.00%, 8/1/15 (b) MBIA	1,075
1,320,000	North Orange County Community College District, 0.00%, 8/1/25 (b) FGIC	558
1,000,000	Palomar CA, Community College District, 5.00%, 5/1/17	1,135
1,000,000	Sacramento, CA City Unified School District, 5.75%, 7/1/15	1,071
450,000	San Carlos CA, School District, 0.00%, 10/1/18 (b) MBIA	281
800,000	San Francisco CA, Bay Area Rapid Tran District, 5.00%, 8/1/26	851
600,000	San Francisco CA, City & Cnty Unified School District, 5.00%, 6/15/12 (b) FSA	661
1,300,000	Santa Monica CA, Community College District, 0.00%, 8/1/12 (b) FGIC	1,131

		19,687

Revenue (52%)
Airport/Port Revenue (2%)
1,000,000	San Diego, CA Port District, 5.00%, 9/1/13 (b) MBIA	1,079
Corporate (2%)
1,200,000	SLM Corp., 3.47%, 7/27/09	1,114
Electric & Gas (6%)
1,000,000	California State Dept. of Water, 5.25%, 5/1/12 (b) FSA	1,104
1,060,000	Glendale, CA Electric Works, 5.75%, 2/1/14 (b) MBIA	1,144
600,000	Los Angeles, CA Water & Power, 5.00%, 7/1/13 (b) MBIA	664

		2,912

Industrial Development/Pollution Control (2%)
450,000	Golden State Tobacco Securitization Corp., 5.00%, 6/1/17	453
250,000	Golden State Tobacco Securitization Corp., 5.75%, 6/1/22	253

		706

Lease Revenue (9%)
750,000	California Infrastructure & Economic Development Bank, 5.25%, 10/1/12 (b) AMBAC	833
300,000	California State Public Works, 5.25%, 6/1/13	329
1,000,000	California State Public Works, 5.50%, 6/1/15	1,108
600,000	California State Public Works, 5.50%, 6/1/18	656
1,050,000	Orange County CA, 5.00%, 6/1/14 (b) MBIA	1,169

		4,095

Principal		Value
or Shares	Security Description	(000)

Pre-Refunded (6%)
450,000	California Infrastructure & Economic Development Bank, 5.25%, 7/1/21 (b) FSA	508
1,200,000	California State Dept. of Water, 5.375%, 5/1/22	1,346
310,000	Cerritos CA, Community College District, 5.00%, 8/1/25 (b) MBIA	349
500,000	Puerto Rico Infrastructure Financing Authority SPL, 5.50%, 10/1/17	544
135,000	Utica, NY Industrical Development Agency, 6.875%, 12/1/14	144

		2,891

Resource Recovery (2%)
1,000,000	Sacramento County, CA Sanitation District, 6.00%, 12/1/15	1,099
Tax Allocation (1%)
195,000	Contra Costa County, CA, 5.125%, 8/1/11	204
130,000	San Dimas, CA Redevelopment Agency Tax Allocation, 6.75%, 9/1/16 (b) FSA	130

		334

Tax-Backed Revenue (3%)
1,100,000	California State Economic Recovery, 5.25%, 7/1/12	1,216
Transportation (5%)
1,000,000	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15 (b) FSA	1,143
1,000,000	San Mateo County, CA Transit District, 5.50%, 6/1/17 (b) MBIA	1,183

		2,326

University Revenue (2%)
200,000	California Educational Facilities Authority, 5.70%, 10/1/11 (b) MBIA	222
500,000	California State University Revenue, 5.00%, 11/1/13 (b) AMBAC	556

		778

Water & Sewer (12%)
1,015,000	California Infrastructure & Economic Development Bank, 5.00%,10/1/12	1,123
1,245,000	Central Marin Sanitation Agency, CA, 5.00%, 9/1/18 (b) MBIA	1,372
500,000	Los Angeles CA, Department of Water & Power, 5.00%, 7/1/13 (b) AMBAC	553
1,000,000	Los Angeles CA, Department of Water & Power, 5.00%, 7/1/44 (b) AMBAC	1,023
225,000	Los Angeles County, CA Sanitation District, 5.00%, 10/1/13 (b) FSA	252
500,000	Metropolitan Water District, Southern CA, 5.00%, 7/1/17	569
500,000	Santa Clara Valley, CA 5.00%, 6/1/15 (b) FSA	565

		5,457

Investment Company (Cost-$1,674) (4%)
1,674,148	Dreyfus State Tax Exempt Fund	1,674

Total (Cost-$43,714) (a) 99%)		45,368
Other Assets, net of Liabilities (1%)		411
Net Assets (100%)		$45,779

All of the securities are held by the custodian in a segregated account.

(a) Unrealized appreciation ( depreciation ) of securities is as follows :

Unrealized appreciation	$1,757
Unrealized depreciation	(103)

Net unrealized appreciation	$1,654

(b) Payment of principal and interest is insured against default.

AMBAC—American Municipal Bond Assurance Co.
FGIC—Financial Guaranty Insurance Co.
FSA—Financial Security Assurance
MBIA—Municipal Bond Insurance Association

Global Short Bond Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (Cost-$73,213) (98%)
Brazil (USD) (2%)
1,100,000	Republic of Brazil, 11.00%, 1/11/12	$1,356
Colombia (USD) (2%)
1,060,000	Republic of Colombia, 10.00%, 1/23/12	1,246
Croatia (USD) (1%)
600,000	Croatia, 3.996%, 7/31/10	601
Mexico (USD) (2%)
810,000	America Movil SA de CV, 4.125%, 3/1/09	813
800,000	Telefonos De Mexico, 4.50%, 11/19/08	801

		1,614

Panama (USD) (2%)
1,150,000	Republic of Panama, 9.375%, 7/23/12	1,353
Philippines (USD) (2%)
580,000	Philippine Long Distance Telephone, 10.50%, 4/15/09	612
570,000	Republic of Philippines, 9.875%, 3/16/10	623

		1,235

Russia (USD) (1%)
1,077,825	Russia, 8.25%, 3/31/10 (b)	1,126
Singapore (USD) (1%)
840,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	830
United Kingdom (GBP) (3%)
890,000	CPUK Mortgage Finance Ltd., 6.27%, 10/10/18	1,681
438,935	W&DB Issuer PLC, 6.21%, 7/15/20	816

		2,497

United Kingdom (USD) (2%)
500,000	Arkle Master Issuer Plc 144A, 5.28%, 2/17/52 (b)	470
500,000	Grace Church Mortgage Financing PLC 144A, 5.34%, 11/20/56 (b)	466
750,000	Granite Master Trust PLC, 4.42%, 12/17/54	638

		1,574

United States (EUR) (2%)
1,100,000	SLM Corp., 5.14%, 12/15/10	1,422
United States (USD) (74%)
150,000	Allegheny Energy Supply, 7.80%, 3/15/11	158
647,672	Ameritrade Holding Corp., 6.32%, 12/31/12 (d)	630
90,000	Ball Corp., 6.875%, 12/15/12	91
717,750	BLITZ 06-103 GMBH Term Loan, 7.12%, 12/4/13 (d)	660
2,000,000	BMW Vehicle Owner Trust, 5.19%, 6/25/13	1,973
2,300,000	Capital One Prime Auto Receivables Trust, 3.86%, 8/15/11	2,300
320,000	Clear Channel Communication, 4.25%, 5/15/09	303
660,000	CSX Corp., 6.25%, 10/15/08	670
960,000	DaimlerChrysler NA Holding, 4.05%, 6/4/08	961
312,638	Dean Foods Co., 6.58%, 4/2/14 (d)	296
655,000	Echostar DBS Corp., 5.75%, 10/1/08	657
592,014	FH 782784 ARM, 4.384%, 10/1/34	604
4,787,349	FN 881868 ARM, 5.577%, 6/1/36	4,913
1,148,152	FNMA 794792 ARM, 5.085%, 10/1/34	1,168
350,000	Ford Motor Credit Co., 7.25%, 10/25/11	311
742,500	Freescale Semiconductor, 6.38%, 12/1/13 (d)	653
500,000	General Motors Acceptance Corp., 5.125%, 5/9/08	499
575,747	Georgia-Pacific Corp., 6.89%, 12/20/12 (d)	538
56,855	Georgia-Pacific Corp., 6.948%, 12/20/12 (d)	53
71,968	Georgia-Pacific Corp., 7.29%, 12/20/12 (d)	67
35,984	Georgia-Pacific Corp., 7.47%, 12/20/12 (d)	34
2,016,956	GSR Mortgage Loan Trust, 4.539%, 9/25/35	1,976
1,843,795	Harborview Mortgage Loan Trust, 5.301%, 12/19/35	1,853
719,318	HCA Inc. Term Loan, 6.33%, 11/17/12 (d)	669
1,650,000	Intl. Lease Finance Corp., 5.25%, 5/24/10	1,600
375,000	JP Morgan Mortgage Acquisition Corp., 4.07%, 3/25/37	100
385,000	KB Home, 8.625%, 12/15/08	385
640,000	MGM Mirage Inc., 6.00%, 10/1/09	640
500,000	Morgan Stanley ABS Capital I, 3.92%, 5/25/37	108
1,090,000	Oracle Corp., 5.00%, 1/15/11	1,117
450,000	PSEG Energy Holdings, 8.625%, 2/15/08	450

Principal		Value
or Shares	Security Description	(000)

253,411	Sierra Receivables Funding Co. 144A, 4.11%, 3/20/19 (b)	241
2,000,000	SLM Corp., 3.49%, 7/26/10	1,806
590,000	Smithfield Foods Inc., 8.00%, 10/15/09	600
394,975	Supervalu Inc., 5.63%, 6/2/12 (d)	377
1,872,419	Thornburg Mortgage Securities Trust, 3.30%, 3/25/44	1,871
3,000,000	U.S. Treasury Note, 3.125%, 11/30/09	3,052
6,675,000	U.S. Treasury Note, 3.25%, 12/31/09	6,812
428,000	U.S. Treasury Note, 3.75%, 5/15/08	430
3,825,000	U.S. Treasury Note, 4.50%, 11/15/10	4,058
700,000	Unisys Corp., 6.875%, 3/15/10	662
2,000,000	Washington Mutual Inc., 4.55%, 1/15/10	1,830
1,739,019	Washington Mutual, 4.24%, 6/25/34	1,724
1,597,908	Washington Mutual, 4.92%, 8/25/35	1,604
2,363,960	Washington Mutual, 6.08%, 10/25/36	2,384

		53,888

U.S. Government Agency (4%)
3,000,000	FNMA, 3.75%, 02/05/2008 (c)	2,999
Investment Company (Cost-$553) (1%)
553,178	Cash Reserves Money Market Fund *	553

Total (Cost-$73,766) (a) (99%)		72,294
Other Assets, net of Liabilities (1%)		798

Net Assets (100%)		$73,092

* Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$420
Unrealized depreciation	(1,892)

Net unrealized depreciation	$(1,472)

(b)   Security offered only to qualified institutional investors , and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c) Yield to maturity at time of purchase.

(d) Loan.
Open Forward Currency Contracts to USD

			Contract	Unrealized
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Liabilities:
2/11/2008	British Pound (Sell 1,343)	1.9868	$2,668	$(17)
2/11/2008	Euro (Sell 1,013)	1.4780	1,499	(8)

				$(25)

Open Swap Contracts (000s)

	Fund	Expiration	Notional	Unrealized
Contract Type	Pays	Date	Principal	Appreciation

Asset:
Egypt Total Return Swap	5.666%	Jul-08	EGP 3,800	$25
Open Future Contracts

			Current	Unrealized
Number of		Expiration	Value	Appreciation
Contracts	Contract Type	Date	(000s)	(000s)

50	U.S. Treasury 2 Year Note Future	Mar-08	$10,661	$6

Global Fixed Income Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (Cost-$95,481) (101%)
Belgium (EUR) (1%)
340,000	Barry Callebaut Services NV, 6.00%, 7/13/17	$465
Brazil (USD) (1%)
470,000	Republic of Brazil, 6.00%, 1/17/17	481
Canada (CAD) (8%)
3,220,000	Canadian Government, 5.00%, 6/1/14	3,429
4,400,000	Canadian Government, 5.25%, 6/1/13	4,711

		8,140

Cayman Islands (USD) (0%)
175,000	Vale Overseas Ltd., 6.88%, 11/21/36	163
Colombia (USD) (1%)
580,000	Republic of Colombia, 7.38%, 1/27/17	637
El Salvador (USD) (0%)
250,000	Republic of El Salvador, 7.65%, 6/15/35	281
France (EUR) (1%)
150,000	Renault, 4.50%, 4/16/12	217
100,000	Schneider Electric SA, 5.375%, 1/8/15	148
300,000	Veolia Environment, 4.00%, 2/12/16	405

		770

Germany (EUR) (19%)
4,050,000	Bundesobligation 147, 2.50%, 10/8/10	5,857
2,300,000	Bundesrepublic Deutschland, 3.75%, 1/4/17	3,372
300,000	Bundesrepublic Deutschland, 4.00%, 1/4/37	413
595,000	Bundesrepublic Deutschland, 4.25%, 1/4/14	908
525,000	Bundesrepublic Deutschland, 4.75%, 7/4/34	813
310,000	Deutsche Bundesrepublik, 5.00%, 1/4/12	483
810,000	Deutsche Bundesrepublik, 5.50%, 1/4/31	1,376
1,515,000	Deutsche Bundesrepublik, 6.25%, 1/4/24	2,745
1,200,000	Republic of Deutschland, 5.00%, 7/4/12	1,878
480,000	Voith AG, 5.375%, 6/21/17	684

		18,529

Indonesia (USD) (0%)
290,000	Republic of Indonesia, 8.50%, 10/12/35 (d)	331
Japan (JPY) (14%)
207,000,000	Japan-19 (30 Year Issue), 2.30%, 6/20/35	1,927
265,000,000	Japan-253 (10 Year Issue), 1.60%, 9/20/13	2,583
340,000,000	Japan-283 (10 Year Issue), 1.80%, 9/20/16	3,341
215,000,000	Japan-61 (20 Year Issue), 1.00%, 3/20/23	1,782
400,000,000	Japan-64, 1.50%, 6/20/12	3,870

		13,503

Luxembourg (EUR) (1%)
200,000	Beverage Packaging Holding, 8.00%, 12/15/16	235
200,000	Calcipar SA, 5.89%, 7/1/14	233
200,000	Telecom Italia Finance SA, 6.875%, 1/24/13	316

		784

Luxembourg (GBP) (0%)
150,000	Glencore Finance Europe, 6.50%, 2/27/19	279
Luxembourg (USD) (0%)
240,000	Gazprom, 7.288%, 8/16/37	237
Mexico (USD) (0%)
290,000	United Mexican States, 6.75%, 9/27/34	315
Netherlands (EUR) (3%)
2,150,000	Netherlands Government Bond, 5.00%, 7/15/12	3,360
Netherlands (GBP) (1%)
120,000	Deutsche Telekom International Finance, 7.125%, 9/26/12	249
155,000	Linde Finance BV, 5.875%, 4/24/23	283

		532

Panama (USD) (0%)
260,000	Republic of Panama, 9.375%, 7/23/12	306
Philippines (USD) (0%)
350,000	Republic of Philippines, 9.875%, 1/15/19	450
Russia (USD) (1%)
504,900	Russia Government International Bond, 7.50%, 3/31/30 (d)	581
South Africa (EUR) (0%)
340,000	Edcon Proprietary Ltd., 8.19%, 6/15/14	331
Spain (GBP) (0%)
100,000	Telefonica Emisiones Sau, 5.88%, 1/31/14	196
United Kingdom (EUR) (2%)
300,000	Astrazeneca PLC, 4.625%, 11/12/10	448
410,000	British Telecom Plc, 5.25%, 6/23/14	601
450,000	FCE Bank Plc, 7.125%, 1/15/13	539

		1,588

Principal		Value
or Shares	Security Description	(000)

United Kingdom (GBP) (5%)
600,000	Canary Wharf Finance Plc, 6.078%, 10/22/37 (d)	1,087
110,000	HSBC Bank PLC, 5.38%, 11/4/30	195
100,000	Royal Bank of Scotland PLC, 6.25%, 12/27/47	196
590,000	Treasury UKT, 5.00%, 3/7/18	1,222
727,000	United Kingdom Gilt, 4.25%, 3/7/36	1,420
180,000	United Kingdom Gilt, 5.00%, 3/7/12	368

		4,488

United States (EUR) (4%)
190,000	Chesapeake Energy Corp., 6.25%, 1/15/17	259
280,000	Procter & Gamble Co., 5.125%, 10/24/17	419
165,000	Schering-Plough, 5.375%, 10/1/14	241
665,000	SLM Corp., 4.652%, 4/26/11	856
1,150,000	SLM Student Loan TR 04-2, 4.40%, 4/25/14 (d)	1,680

		3,455

United States (GBP) (1%)
200,000	BA Credit Card Trust, 5.45%, 9/17/13	378
110,000	Goldman Sachs Group Inc. EMTN, 5.25%, 12/15/15	203

		581

United States (USD) (38%)
271,000	ACE INA Holdings Inc., 5.88%, 6/15/14	284
272,000	Allergan Inc., 5.75%, 4/1/16	282
136,000	AT&T Wireless, 8.75%, 3/1/31	171
228,000	Bank of America Corp., 4.25%, 10/1/10	232
106,134	Bear Stearns ABS, 6.37%, 6/25/43	109
63,347	Bear Stearns Alt-A Trust, 7.42%, 6/25/34	65
220,000	Cisco Systems Inc., 5.25%, 2/22/11	229
176,000	Comcast Corp., 6.50%, 1/15/17	184
426,000	Cox Communications Inc., 5.45%, 12/15/14	426
376,000	DaimlerChrysler NA Holding, 5.75%, 9/8/11	391
310,000	Dynegy Holdings Inc., 8.38%, 5/1/16	303
285,000	Echostar DBS Corp., 6.625%,10/1/14	279
159,000	ERP Operating Lp, 5.375%, 8/1/16	144
4,085,585	FGLMC G02252, 5.50%, 7/1/36	4,138
3,209,177	FHLMC G02385, 6.00%, 11/1/36	3,291
1,100,000	FNMA 5.00%, 30Y TBA (c)	1,095
1,600,000	FNMA 5.50%, 15Y TBA (c)	1,621
1,600,000	FNMA 6.00%, 30Y TBA (c)	1,642
325,000	Georgia-Pacific Corp. 144A, 7.125%, 1/15/17 (b)	311
890,000	GNMA 6.50%, 30Y TBA (c)	927
123,044	Greenpoint Mortgage Funding Trust, 3.65%, 6/25/45	118
300,000	HCA Inc., 9.25%, 11/15/16	315
240,000	Illinois State, 5.10%, 6/1/33	238
81,525	Indymac Indx Mortgage Loan Trust, 7.378%, 10/25/34	82
170,000	Lockheed Martin Corp., 6.15%, 9/1/36	176
400,000	MGM Mirage Inc., 6.00%, 10/1/09	400
177,000	Midamerican Energy Holdings, 6.125%, 4/1/36	176
300,000	Nalco Co., 7.75%, 11/15/11	302
192,000	News America Inc., 6.40%, 12/15/35	190
229,000	Oracle Corp., 5.00%, 1/15/11	235
283,000	Pacific Gas & Electric, 4.80%, 3/1/14	282
310,000	R.H. Donnelley Corp. 144A, 8.875%, 10/15/17 (b)	264
310,000	Smithfield Foods Inc., 7.00%, 8/1/11	304
352,000	Sprint Nextel Communications, 6.875%, 10/31/13	329
310,000	Stater Brothers Holdings, 8.125%, 6/15/12	304
288,482	Structured ARM Loan Trust, 7.27%, 10/25/34	274
2,488,335	Thornburg Mortgage Securities Trust, 3.30%, 3/25/44	2,486
560,317	Thornburg Mortgage Securities Trust, 3.74%, 9/25/34	550
181,000	Time Warner Cable Inc., 6.55%, 5/1/37	180
5,410,000	U.S. Treasury Note, 3.625% 12/31/12	5,613
488,000	U.S. Treasury Note, 4.25%, 11/15/17	513
800,000	U.S. Treasury Note, 4.63%, 11/15/16	863
350,000	U.S. Treasury Note, 4.75%, 1/31/12	379
450,000	U.S. Treasury Note, 5.00%, 5/15/37	499
255,000	Valero Energy Corp., 6.875%, 4/15/12	275
269,000	Viacom Inc., 5.625%, 8/15/12	272
5,000,000	FHLB Disc Note, 2.56%, 3/19/08 (e)	4,983

		36,726

Uruguay (USD) (0%)
270,000	Republica Orient Uruguay, 7.63%, 3/21/36	286
Investment Company (Cost-$3,782) (4%)
3,782,261	Cash Reserves Money Market Fund *	3,782

Total (Cost-$99,263) (a) (105%)		101,577
Liabilities in excess of Other Assets (-5%)		(4,794)

Net Assets (100%)		$96,783

*	Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$3,047
Unrealized depreciation	(733)

Net unrealized appreciation	$2,314

(b)	Security offered only to qualified institutional investors , and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security purchased on a delayed delivery basis.

(d)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD

			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
2/11/2008	British Pound (Buy 490)	1.9868	$973	$10
2/11/2008	Canadian Dollar (Sell 2,920)	0.9962	2,896	8
2/11/2008	Canadian Dollar (Sell 537)	0.9962	533	1
2/11/2008	Euro (Sell 650)	1.4780	962	2
2/11/2008	Euro (Sell 325)	1.4780	481	1
4/25/2008	Malaysian Ringgit (Buy 784)	3.2364	242	3
2/22/2008	Philippines Peso (Buy 11,930)	40.7545	294	20
4/24/2008	South African Rand (Sell 2,057)	269.0000	475	16

				$61

Liabilities:
4/24/2008	Brazilian Real (Sell 693)	1.8004	$388	$(5)
2/11/2008	British Pound (Sell 3,376)	1.9868	6,707	(44)
2/11/2008	British Pound (Sell 265)	1.9868	526	(4)
2/11/2008	Canadian Dollar (Sell 4,788)	0.9962	4,749	(98)
7/21/2008	China Renminbi (Buy 13,285)	6.9883	1,902	(12)
2/11/2008	Euro (Sell 9,252)	1.4780	13,693	(74)
2/11/2008	Euro (Sell 9,809)	1.4780	14,517	(78)
2/11/2008	Euro (Sell 319)	1.4780	472	(8)
2/25/2008	Hungarian Forint (Sell 84,338)	174.3950	484	(3)
4/25/2008	Indian Rupee (Buy 11,280)	39.6342	285	(1)
2/8/2008	Japanese Yen (Sell 1,029,500)	107.2546	9,689	(188)
2/8/2008	Japanese Yen (Sell 358,800)	107.2546	3,377	(97)
2/25/2008	Poland Zloty (Buy 1,164)	2.4474	477	(5)

				$(617)

Open Swap Contracts (000s)

	Fund				Unrealized
	Receives	Expiration	Notional		Appreciation
Contract Type	(Pays)	Date	Principal		(Depreciation)

Assets:
Bombardier Credit Default Swap	1.20%	Dec-08		$500	$2
Brazil Total Return Swap	(4.649%)	Jan-14	BRL	1,300	106
Egypt Total Return Swap	(5.666%)	Jul-08	EGP	5,600	37

					$145

Liabilities:
Advanced Micro Devices Credit Default Swap	0.99%	Dec-08		$500	$(22)
AK Steel Credit Default Swap	0.98%	Dec-08		500	(3)
Avis Credit Default Swap	1.10%	Dec-08		500	(5)
Freescale Semiconductor Credit Default Swap	1.50%	Dec-08		500	(22)
INEOS Group Credit Dafault Swap	1.05%	Dec-08		500	(22)
Interpublic Group Credit Default Swap	1.37%	Dec-08		500	(5)
Nortel Credit Default Swap	1.63%	Dec-08		500	(7)
Unisys Credit Default Swap	1.55%	Dec-08		500	(14)
United Rentals Credit Default Swap	1.30%	Dec-08		500	(17)

					$(117)

Emerging Markets Bond Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)

Bonds (Cost-$123,538) (95%)
Argentina (USD) (7%)
3,100,000	Republic of Argentina, 1.33%, 12/31/38	$1,248
5,262,500	Republic of Argentina, 5.389%, 8/3/12	4,628
3,020,000	Republic of Argentina, 7.00%, 9/12/13	2,684

		8,560

Brazil (BRL) (4%)
9,450,000	Nota Do Tesouro Nacional, 10.00%, 1/1/17	4,554
Brazil (USD) (13%)
2,560,000	Republic of Brazil, 10.50%, 7/14/14	3,297
1,720,000	Republic of Brazil, 12.25%, 3/6/30	2,877
1,230,000	Republic of Brazil, 7.125%, 1/20/37	1,344
2,810,000	Republic of Brazil, 7.875%, 3/7/15	3,220
2,140,000	Republic of Brazil, 8.25%, 1/20/34	2,618
3,100,000	Republic of Brazil, 8.875%, 10/14/19	3,866

		17,222

Colombia (COP) (1%)
2,680,000,000	Republic of Colombia, 9.85%, 6/25/27	1,294
Colombia (USD) (6%)
2,790,000	Republic of Colombia, 10.00%, 1/23/12	3,278
2,100,000	Republic of Colombia, 10.75%, 1/15/13	2,588
2,390,000	Republic of Colombia, 7.38%, 1/27/17	2,625

		8,491

Ecuador (USD) (1%)
1,350,000	Republic of Ecuador, 10.00%, 8/15/30	1,323
Egypt (EGP) (2%)
17,000,000	Arab Republic of Egypt, 8.75%, 7/18/12	3,153
El Salvador (USD) (2%)
2,300,000	Republic of El Salvador, 7.65%, 6/15/35 (c)	2,581
Guatemala (USD) (2%)
2,260,000	Republic of Guatemala, 9.25%, 8/1/13	2,635
India (USD) (2%)
2,690,000	ICICI Bank Ltd. Singapore 144A, 5.75%, 11/16/10 (b)	2,659
Indonesia (USD) (4%)
3,060,000	Republic of Indonesia, 7.50%, 1/15/16	3,280
1,460,000	Republic of Indonesia, 8.50%, 10/12/35	1,666

		4,946

Mexico (MXN) (2%)
28,100,000	America Movil SA de CV, 9.00%, 1/15/16	2,704
Mexico (USD) (5%)
1,900,000	Pemex Project Funding Master Trust 144A, 5.75%, 3/1/18 (b)	1,941
2,090,000	United Mexican States, 8.00%, 9/24/22	2,584
1,970,000	United Mexican States, 8.30%, 8/15/31	2,499

		7,024

Panama (USD) (3%)
3,790,000	Republic of Panama, 6.70%, 1/26/36	3,847
Peru (PEN) (1%)
4,310,000	Peru Bono Soberano, 9.91%, 5/5/15	1,779
Peru (USD) (3%)
2,870,000	Republic of Peru, 8.375%, 5/3/16	3,435
Philippines (USD) (10%)
2,440,000	Philippine Long Distance Telephone, 10.50%, 4/15/09	2,574
1,207,000	Republic of Philippines, 7.75% 1/14/31	1,364
4,690,000	Republic of Philippines, 8.00%, 1/15/16	5,347
3,060,000	Republic of Philippines, 9.875%, 1/15/19	3,936

		13,221

Russia (USD) (9%)
2,400,000	Alrosa Finance SA, 8.875%, 11/17/14 (c)	2,586
3,910,000	Gazprom, 7.288%, 8/16/37	3,859
4,742,100	Russia Government International Bond, 7.50%, 3/31/30	5,458

		11,903

Turkey (TRY) (2%)
12,900,000	JP Morgan Chase & Co. 144A, 0.00%, 10/4/17 (b)	2,950

Principal		Value
or Shares	Security Description	(000)

Turkey (USD) (2%)
2,350,000	Republic of Turkey, 8.00%, 2/14/34	2,623
Ukraine (USD) (2%)
2,260,000	Ukraine Government, 6.75%, 11/14/17	2,282
Uruguay (USD) (2%)
2,352,001	Republica Orient Uruguay, 7.63%, 3/21/36	2,490
Uruguay (UYU) (2%)
52,396,572	Republica Orient Uruguay, 5.00%, 9/14/18	2,700
Venezuela (USD) (6%)
1,610,000	Republic of Venezuela, 7.65%, 4/21/25 (c)	1,398
4,020,000	Republic of Venezuela, 8.50%, 10/8/14	4,020

1,900,000	Republic of Venezuela, 9.25%, 9/15/27	1,933

		7,351

Vietnam (USD) (2%)
1,860,000	Republic of Vietnam 144A, 6.875%, 1/15/16 (b)	1,976
Investment Company (Cost-$0) (0%)
1	Cash Reserves Money Market Fund *	0

Total (Cost-$123,538) (a) (95%)		123,703
Other Assets, net of Liabilities (5%)		6,095

Net Assets (100%)		$129,798

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,072
Unrealized depreciation	(1,907)

Net unrealized appreciation	$165

(b)	Security offered only to qualified institutional investors , and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD

			Contract	Appreciation
Delivery		Contract	Value	(Depreciation)
Date	Currency (000s)	Price	(000s)	(000s)

Assets:
3/17/2008	British Pound (Sell 688)	1.9826	$1,364	$6
3/18/2008	Malaysian Ringgit (Buy 3,501)	3.2351	1,082	23
3/24/2008	Philippines Peso (Buy 69,650)	40.8026	1,714	15
3/17/2008	Poland Zloty (Buy 1,732)	2.4505	709	6
3/17/2008	Poland Zloty (Buy 1,850)	2.4505	758	21
3/18/2008	Singapore Dollar (Buy 1,527)	1.4161	1,080	22
3/24/2008	South Korean Won (Buy 850)	0.2726	3,120	63
7/24/2008	Zambian Kwacha (Buy 5,696,000)	3935.0000	1,462	2

				$158

Liabilities:
2/25/2008	Brazilian Real (Sell 9,780)	1.7833	$5,533	$(79)
7/21/2008	China Renminbi (Buy 36,500)	6.9883	5,224	(34)
12/31/2008	Euro (Sell 847)	1.4624	1,239	(6)
7/15/2008	Hryvna (Buy 13,900)	5.0610	2,703	(11)
12/31/2008	Russian Ruble (Buy 67,585)	24.8508	2,703	(8)
1/15/2008	Mexican New Peso (Sell 1,286)	10.8373	119	(1)

				$(139)

Open Swap Contracts (000s)

	Fund				Unrealized
	Receives	Expiration	Notional		Appreciation
Contract Type.	(Pays)	Date	Principal		(Depreciation)

Assets:
Brazil Credit Default Swap	(1.69%)	Nov-16		$7,600	$9
Gazprom Credit Default Swap	(1.11%)	Oct-12		11,250	451
Gazprom Credit Default Swap	1.53%	Dec-08		14,500	43
Interest Rate Swap	4.03%	Dec-09		8,485	153
Interest Rate Swap	4.34%	Dec-12		9,813	247
Interest Rate Swap	4.75%	Dec-17		4,205	69
Interest Rate Swap	4.92%	Dec-27		6,596	137
Philippines Credit Default Swap	(0.48%)	Jun-09		8,300	85
Venezuala Credit Default Swap	(0.60%)	Nov-08		8,600	96
Venezuala Credit Default Swap	(0.80%)	Nov-08		3,200	26
Venezuala Credit Default Swap	(0.85%)	Jan-09		1,600	19
Brazil Total Return Swap	(4.649%)	Jan-14	BRL	10,000	816
Brazil Total Return Swap	(5.38%)	Jan-14	BRL	2,500	262
Egypt Total Return Swap	(5.666%)	Jul-08	EGP	20,100	131
Interest Rate Swap	7.44%	Dec-09	HUF	3,515,000	9

					$2,553

Liabilities:
Brazil Credit Default Swap	1.05%	Nov-11		$12,600	$(38)
Gazprom Credit Default Swap	0.90%	Oct-09		25,570	(313)
Indonesia Credit Default Swap	1.08%	May-12		8,300	(282)
Interest Rate Swap	(5.11%)	Dec-37		1,488	(70)
South Africa Credit Default Swap	0.58%	Aug-12		6,330	(224)
Turkey Credit Default Swap	2.02%	Feb-13		6,600	(12)
Venezuala Credit Default Swap	1.48%	Nov-11		1,400	(122)
Venezuala Credit Default Swap	1.47%	Nov-11		3,880	(341)
Venezuala Credit Default Swap	1.66%	Jan-12		700	(62)
Venezuela Credit Default Swap	3.73%	Oct-12		6,860	(150)

					$(1,614)

Value Leaders Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)

Common Stocks (75%)
Consumer Discretionary (6%)
16,900	General Motors Corp.	$478
21,900	Genuine Parts Co.	962
13,700	International Speedway Corp.	561
18,700	McDonald’s Corp.	1,001
84,200	Time Warner Inc.	1,325

		4,327

Consumer Staples (3%)
26,600	Procter & Gamble Co.	1,754
Energy (12%)
9,800	Apache Corp.	935
24,200	Chevron Corp.	2,045
19,000	ConocoPhillips	1,526
36,400	Exxon Mobil Corp.	3,145
16,400	Occidental Petroleum Corp.	1,113

		8,764

Financial (19%)
19,500	American International Group, Inc.	1,076
49,200	Banco Bilbao Vizcaya Argentaria, S.A.	1,036
41,200	Bank of America Corp.	1,827
50,700	Citigroup Inc.	1,431
42,100	JPMorgan Chase & Co.	2,002
13,900	Lincoln National Corp.	756
7,900	Loews Corp.	369
14,500	MetLife, Inc.	855
16,400	Prudential Financial Inc.	1,384
25,600	Wachovia Corp.	997
38,200	Wells Fargo & Co.	1,299

		13,032

Healthcare (6%)
21,000	Johnson & Johnson	1,329
81,400	Pfizer, Inc.	1,904
18,600	Thermo Fisher Scientific, Inc. (b)	958

		4,191

Industrial (13%)
36,600	AMR Corp.	510
71,800	Covanta Holding Corp. (b)	1,823
11,700	Eaton Corp.	968
19,800	GATX Corp.	744
68,100	General Electric Co.	2,412
17,700	Honeywell International Inc.	1,046
34,900	Pitney Bowes Inc.	1,281
17,800	USG Corp. (b)	651

		9,435

Information Technology (1%)
44,100	JDS Uniphase Corp. (b)	459

Principal		Value
or Shares	Security Description	(000)

Materials (3%)
19,200	Dow Chemical Co.	742
14,500	Newmont Mining Corp.	788
16,500	Nucor Corp.	954

		2,484

Telecommunication (5%)
53,100	AT&T Inc.	2,044
30,800	Verizon Communications Inc.	1,196

		3,240

Utilities (7%)
44,100	Pepco Holding, Inc.	1,123
24,300	PG & E Corp.	997
17,600	Sempra Energy	984
45,400	Southern Co.	1,650

		4,754

Total Common Stocks (Cost-$54,036)		52,440

Exchange Traded Funds (Cost-$14,595) (23%)
209,600	iShares Russell 1000 Value Index Fund	16,141
Investment Company (Cost-$1,384) (2%)
1,383,643	Cash Reserves Money Market Fund *	1,384

Total (Cost-$70,015) ( a ) (100%)		69,965
Other Assets, net of Liabilities (0%)		50

Net Assets (100%)		$70,015

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation ( depreciation ) of securities is as follows:

Unrealized appreciation	$4,571
Unrealized depreciation	(4,621)

Net unrealized depreciation	$(50)

(b)	Non-income producing security.

Market Return Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)

Total Bonds (74%)
Asset Backed (7%)
1,100,000	Capital Auto Receivables Asset Trust, 4.33%, 2/15/11	$1,073
320,903	Chase Funding Mortgage Loan, 4.03%, 11/25/32	318
300,000	Ford Credit Floorplan Master Owner Trust, 4.68%, 6/15/11	291
500,000	GE Dealer Floorplan Master Note Trust, 4.16%, 4/20/10	500
100,000	JP Morgan Mortgage Acquisition Corp., 4.32%, 3/1/37	22
342,693	Landmark Mortgage Securities Plc., 6.65%, 6/17/38 (d)	651
150,000	Morgan Stanley ABS Capital, 4.22%, 5/25/37	26
73,849	Option One Mortgage Loan Trust, 4.50%, 2/25/32	67
475,145	Sierra Receivables Funding Co. 144A, 4.11%, 3/20/19 (b)	451
70,766	Structured Asset Investment Loan Trust, 3.87%, 9/25/34	69
193,414	W&DB Issuer PLC, 6.21%, 7/15/20 (d)	359
230,000	Wachovia Auto Owner Trust, 5.80%, 1/20/15	222

		4,049

Corporate (28%)
55,000	Allegheny Energy Supply, 7.80%, 3/15/11	58
268,519	Ameritrade Holding Corp., 6.35%, 12/31/12 (e)	261
171,500	AMC Entertainment Inc., 5.035%, 1/26/13 (e)	161
35,000	Ball Corp., 6.875%, 12/15/12	35
900,000	Bear Stearns Co., 3.48%, 1/31/11	814
300,000	Boyd Gaming Corp., 7.75%, 12/15/12	284
275,000	Citizens Communications, 9.25%, 5/15/11	294
700,000	CIT Group Inc., 5.25%, 6/8/09	645
260,000	Clear Channel Communication, 4.25%, 5/15/09	246
715,000	Comcast Corp., 4.67%, 7/14/09	701
615,000	CVS Caremark Corp., 5.44%, 6/1/10	601
500,000	DaimlerChrysler NA Holding, 5.32%, 8/3/09	495
250,000	DaimlerChrysler NA Holding, 5.46%, 3/13/09	249
133,988	Dean Foods Co., 6.58%, 4/2/14 (e)	127
57,273	DRS Technologies Inc., 6.46%, 1/1/13 (e)	57
82,727	DRS Technologies Inc., 6.59%, 1/1/13 (e)	82
44,784	DRS Technologies, 6.33%, 1/1/13 (e)	44
180,000	Echostar DBS Corp., 5.75%, 10/1/08	180
160,000	Ford Motor Credit Co., 7.25%, 10/25/11	142
160,000	General Motors Acceptance Corp., 5.125%, 5/9/08	160
266,667	Georgia-Pacific Corp., 6.89%, 12/20/12 (e)	249
26,333	Georgia-Pacific Corp., 6.948%, 12/20/12 (e)	25
33,333	Georgia-Pacific Corp., 7.29%, 12/20/12 (e)	31
16,667	Georgia-Pacific Corp., 7.47%, 12/20/12 (e)	16
700,000	Goldman Sachs Group Inc., 4.95%, 11/16/09	694
285,000	Hertz Corp., 8.875%, 1/1/14	276
500,000	Hewlett-Packard Co., 5.05%, 6/15/10	497
410,000	Hospira Inc., 5.31%, 3/30/10	405
330,000	Hutchison Whamp International Ltd. 144A, 5.45%, 11/24/10 (b)	340
134,064	Jarden Corp., 6.58%, 1/24/12 (e)	126
170,000	KB Home, 8.625%, 12/15/08	170
450,000	Masco Corp., 5.433%, 3/12/10	431
180,000	MGM Mirage Inc., 6.00%, 10/1/09	180
83,260	Nalco Chemical Co., 5.08%, 11/4/10 (e)	82
13,877	Nalco Chemical Co., 6.17%, 11/4/10 (e)	14
91,864	Nalco Chemical Co., 6.17%, 11/4/10 (e)	90
57,157	Nalco Chemical Co., 6.48%, 11/4/10 (e)	56
425,000	Progress Energy Inc., 5.27%, 11/14/08	425
500,000	Prologis, 5.278%, 8/24/09	486
69,000	PSEG Energy Holdings, 8.625%, 2/15/08	69
470,000	Safeway Inc., 5.20%, 3/27/09	467
1,960,000	SLM Corp., 3.47%, 7/27/09	1,820
170,000	Smithfield Foods Inc., 8.00%, 10/15/09	173
133,000	Sprint Nextel Corp., 5.243%, 6/28/10	128
650,000	Telecom Italia Capital, 5.39%, 2/1/11	631
500,000	Time Warner Inc., 5.10%, 11/13/09	486
800,000	Transocean, Inc., 5.341%, 9/5/08	797
185,000	Unisys Corp., 6.875%, 3/15/10	175
500,000	Western Union Co., 5.05%, 11/17/08	496

		15,471

Principal		Value
or Shares	Security Description	(000)

Foreign Government (4%)
280,000	Republic of Brazil, 11.00%, 1/11/12	345
290,000	Republic of Colombia, 10.00%, 1/23/12	341
300,000	Republic of Philippines, 9.875%, 3/16/10	330
600,000	South Africa, 9.125%, 5/19/09	639
350,000	United Mexican States, 5.07%, 1/13/09	351

		2,006

Mortgage Backed (22%)
250,000	Arkle Master Issuer Plc 144A, 5.28%, 2/17/52 (b)	235
131,243	Banc of America Funding Corp., 7.365%, 6/20/35	130
153,306	Bear Stearns ABS, 6.37%, 6/25/43	157
9,734	Bear Stearns Mortgage Trust, 7.012%, 4/25/33	10
328,491	Business Mortgage Finance PLC, 6.54%, 8/15/45 (d)	641
18,823	Drexel Burnham Lambert CMO Trust, 5.38%, 5/1/16	19
364,719	FH 847515 ARM, 6.326%, 2/1/34	372
794,738	FHR 2893 PA, 4.00%, 4/15/25	797
1,000,000	FHR 3279 PA, 5.50%, 2/15/23	1,025
112,172	First Republic Mortgage Loan Trust, 4.63%, 11/15/32	111
352,272	FN 661027 ARM, 5.814%, 7/1/27	357
140,496	FN 708712 ARM, 4.275%, 6/1/33	141
634,381	FN 865488 ARM, 6.816%, 2/1/36	645
865,349	FNMA ARM, 6.561%, 2/25/44	872
1,000,000	FNR 06-27 BF, 3.67%, 4/25/36	992
80,621	GNR 01-47 FA, 4.48%, 9/16/31	81
250,000	Grace Church Mortgage Financing PLC 144A, 5.34%, 11/20/56 (b)	233
300,000	Granite Master Trust PLC, 4.42%, 12/17/54	255
412,172	Harborview Mortgage Loan Trust, 7.281%, 1/19/35	410
150,000	Holmes Master Issuer Plc 144A, 4.64%, 7/15/40 (b)	142
217,593	Mellon Residential Funding Corp., 4.66%, 8/15/32	217
285,310	MLCC Mortgage Investors, Inc., 6.82%, 8/25/29	289
126,794	Morgan Stanley Mortgage Loan Trust, 7.00%, 7/25/34	125
200,000	Permanent Master Issuer Plc, 4.66%, 7/17/42	197
966,989	Sequoia Mortgage Trust, 4.13%, 7/20/36	909
154,782	Sequoia Mortgage Trust, 4.33%, 10/20/27	151
281,130	Structured Asset Mortgage Investments Inc., 6.82%, 7/25/32	284
208,951	Structured Asset Mortgage Investments Inc., 7.09%, 2/19/35	209
57,918	Structured Asset Securities Corp., 7.19%, 8/25/32	58
94,889	Thornburg Mortgage Securities Trust, 3.71%, 4/25/43	95
960,513	Thornburg Mortgage Securities Trust, 5.50%, 6/25/37	915
239,480	Washington Mutual, 5.35%, 6/25/44	236
1,133,061	Wells Fargo MBS, 4.37%, 5/25/35	1,128

		12,438

U.S. Government Agency (13%)
2,000,000	FHLB Disc Note, 3.80%, 2/8/08 (c)	1,999
4,000,000	FHLB Disc Note, 2.88%, 2/27/08 (c)	3,991
1,000,000	FHLB Disc Note, 4.25%, 3/19/08 (c)	994

		6,984

Total Bonds (Cost-$41,920)		40,948

Exchange Traded Funds (Cost-$7,136) (14%)
56,100	S&P 500 Depository Receipt Trust	7,706
Investment Company (Cost-$4,631) (8%)
4,631,188	Cash Reserves Money Market Fund *	4,631

Total (Cost-$53,687) (a) (96%)		53,285
Other Assets, net of Liabilities (4%)		1,997

Net Assets ( 100%)		$55,282

*	Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$707
Unrealized depreciation	(1,109)

Net unrealized depreciation	$(402)

(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maurity at time of purchase.

(d)	Par in local currency.

(e)	Loan.
Open Forward Currency Contracts to USD

			Contract	Unrealized
		Contract	Value	(Depreciation)
Delivery Date	Currency (000s)	Price	(000s)	(000s)

Liability:
2/11/2008	British Pound (Sell 864)	1.9868	$1,716	$(11)
Open Swap Contracts (000s)

					Unrealized
	Fund	Expiration	Notional		Appreciation
Contract Type	Pays	Date	Principal		(Depreciation)

Asset:
Egypt Total Return Swap	5.666%	Jul-08	EGP	3,500	$23

Liability:
Interest Rate Swap	5.503%	Jun-11		$230	$(17)
Open Future Contracts

			Current	Unrealized
Number of		Expiration	Value	(Depreciation)
Contracts	Contract Type	Date	(000s)	(000s)
138	S&P 500	Mar-08	$47,596	$(4,444)

U.S. Growth Leaders Fund
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)
Common Stocks (96%)
Consumer Discretionary (6%)
27,400	GameStop Corp. (b)	$1,417
50,900	McDonald’s Corp.	2,726
33,600	Nike Inc. — Cl. B	2,075
59,900	Pool Corp.	1,476

		7,694

Consumer Staples (6%)
11,500	Bunge Limited	1,362
84,300	Coca-Cola Co.	4,988
32,800	Costco	2,228

		8,578

Energy (13%)
28,300	Apache Corp.	2,701
25,100	EOG Resources, Inc.	2,196
26,600	Exelon Corp.	2,027
8,000	IntercontinentalExchange Inc. (b)	1,120
49,300	Southwestern Energy (b)	2,756
21,500	Transocean Inc. (b)	2,636
21,900	Valero Energy Corp.	1,296
63,700	XTO Energy	3,309

		18,041

Financial (5%)
42,800	AFLAC Inc.	2,625
12,400	BlackRock, Inc.	2,742
39,100	MSCI Inc. (b)	1,289

		6,656

Healthcare (18%)
74,900	Aetna Inc.	3,989
66,300	Allergan Inc.	4,455
33,600	Charles River Laboratories International, Inc. (b	) 2,087
35,700	Covance Inc. (b)	2,969
4,600	Intuitive Surgical, Inc. (b)	1,168
57,200	Medco Health Solutions, Inc. (b)	2,865
29,800	Stryker Corp.	1,996
52,700	Thermo Fisher Scientific, Inc. (b)	2,714
52,100	VCA Antech, Inc. (b)	2,014

		24,257

Industrial (11%)
35,300	Deere & Co.	3,098
7,000	First Solar, Inc. (b)	1,272
17,700	Jacobs Engineering Group	1,353
33,000	L-3 Communications Holdings, Inc.	3,657
64,300	Stericycle Inc (b)	3,810
24,900	Suntech Power Holdings Co., Ltd. (b)	1,363

		14,553

Principal		Value
or Shares	Security Description	(000)
Materials (7%)
28,700	Monsanto Co.	3,226
61,400	Owens-Illinois, Inc. (b)	3,095
12,000	Potash Corp. of Saskatchewan Inc.	1,691
16,400	Praxair, Inc.	1,327

		9,339

Technology (19%)
10,000	Apple Computer, Inc. (b)	1,354
105,400	Corning Inc.	2,537
20,800	Goodrich Corp.	1,301
3,600	Google Inc. (b)	2,031
47,600	Hewlett-Packard Co.	2,083
65,200	Intel Corporation	1,382
18,900	International Business Machines Corp.	2,029
10,100	MasterCard, Inc.	2,091
188,400	Mircosoft Corp.	6,142
171,600	Oracle Corp. (b)	3,526
77,500	Symantec Corp. (b)	1,390

		25,866

Telecommunication (6%)
42,400	America Movil S.A de C.V	2,540
17,900	China Mobile (Hong Kong) Ltd.	1,352
34,500	Verizon Communications Inc.	1,340
68,400	Vimpel-Communications ADR	2,356

		7,588

Utilities (5%)
77,600	Allegheny Energy Inc.	4,252
20,800	Constellation Energy Group	1,954

		6,206

Total Common Stocks (Cost-$123,931)		128,778

Investment Company (Cost-$11,416) (8%)
11,415,788	Cash Reserves Money Market Fund *	11,416

Total (Cost-$135,347) (a) (104%)		140,194
Liabilities in excess of Other Assets (-4%)		(5,673)

Net Assets (100%)		$134,521

* Affiliated investment

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized apprecation (depreciation) of securities is as follows:

Unrealized appreciation		$8,615
Unrealized depreciation		(3,768)

Net unrealized appreciation		$4,847

(b) Non-income producing security

Payden/Wilshire Longevity Fund 2010+
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)
U.S. Treasury Inflation Indexed Notes (Cost — $541) (37%)
77,036	U.S. Treasury Inflation Indexed, 1.625%, 1/15/15	$80
86,432	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14	92
69,878	U.S. Treasury Inflation Indexed, 2.00%, 1/15/16	74
114,345	U.S. Treasury Inflation Indexed, 2.00%, 1/15/26	121
89,613	U.S. Treasury Inflation Indexed, 2.375%, 1/15/17	98
74,584	U.S. Treasury Inflation Indexed, 3.375%, 4/15/32	101
31,225	U.S. Treasury Inflation Indexed, 4.25%, 1/15/10	34

		600

Exchange Traded Funds (Cost — $520) (28%)
282	iShares MSCI EMU Index Fund	31
409	iShares MSCI Pacific ex-Japan Index Fund	58
2,029	iShares MSCI United Kingdom Index Fund	45
1,012	SPDR DJ Wilshire International Real Estate ETF	55
612	SPDR Russell/Nomura Prime Japan ETF	30
458	Vanguard Emerging Markets ETF	43
1,676	Vanguard Growth ETF	99
546	Vanguard Small-Cap Growth ETF	35
1,056	Vanguard Small-Cap Value ETF	66

		462

Investment Companies (Cost — $634) (36%)
919	Metzler/Payden European Emerging Markets Fund	30
10,862	Payden Cash Reserves Money Market Fund *	11
2,924	Payden Core Bond Fund *	30
11,422	Payden Global Fixed Income Fund *	102
7,135	Payden GNMA Fund *	71
15,868	Payden U.S. Growth Leaders Fund * (b)	146
15,897	Payden Value Leaders Fund * (b)	188

		578

Total (Cost — $1,695) (a) (101%)		1,640
Liabilities in excess of Other Assets (-1%)		(25)

Net Assets (100%)		$1,615

* Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$63
Unrealized depreciation		(118)

Net unrealized depreciation		$(55)

(b) Non-income producing security.

Payden/Wilshire Longevity Fund 2020+
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)
U.S. Treasury Inflation Indexed Notes (Cost — $378) (25%)
51,724	U.S. Treasury Inflation Indexed, 1.625%, 1/15/15	$54
59,138	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14	63
49,761	U.S. Treasury Inflation Indexed, 2.00%, 1/15/16	53
78,348	U.S. Treasury Inflation Indexed, 2.00%, 1/15/26	81
50,016	U.S. Treasury Inflation Indexed, 2.375%, 1/15/17	55
53,274	U.S. Treasury Inflation Indexed, 3.375%, 4/15/32	72
39,968	U.S. Treasury Inflation Indexed, 4.25%, 1/15/10	43

		421

Exchange Traded Funds (Cost — $638) (33%)
300	iShares MSCI EMU Index Fund	32
576	iShares MSCI Pacific ex-Japan Index Fund	82
3,686	iShares MSCI United Kingdom Index Fund	82
938	SPDR DJ Wilshire International Real Estate ETF	50
707	SPDR Russell/Nomura Prime Japan ETF	34
501	Vanguard Emerging Markets ETF	48
1,496	Vanguard Growth ETF	89
855	Vanguard Small-Cap Growth ETF	55
1,479	Vanguard Small-Cap Value ETF	93

		565

Investment Companies (Cost — $822) (44%)
948	Metzler/Payden European Emerging Markets Fund	31
45,550	Payden Cash Reserves Money Market Fund *	46
5,318	Payden Core Bond Fund *	55
9,287	Payden Global Fixed Income Fund *	83
11,948	Payden GNMA Fund *	119
19,925	Payden U.S. Growth Leaders Fund * (b)	184
20,544	Payden Value Leaders Fund * (b)	243

		761

Total (Cost — $1,838) (a) (102%)		1,747
Liabilities in excess of Other Assets (-2%)		(25)

Net Assets (100%)		$1,722

* Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$51
Unrealized depreciation		(142)

Net unrealized depreciation		$(91)

(b) Non-income producing security.

Payden/Wilshire Longevity Fund 2030+
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)
U.S. Treasury Inflation Indexed Notes (Cost — $346) (14%)
48,422	U.S. Treasury Inflation Indexed, 1.625%, 1/15/15	$50
55,726	U.S. Treasury Inflation Indexed, 2.00%, 1/15/14	59
46,585	U.S. Treasury Inflation Indexed, 2.00%, 1/15/16	50
76,230	U.S. Treasury Inflation Indexed, 2.00%, 1/15/26	80
44,806	U.S. Treasury Inflation Indexed, 2.375%, 1/15/17	49
53,274	U.S. Treasury Inflation Indexed, 3.375%, 4/15/32	72
21,233	U.S. Treasury Inflation Indexed, 4.25%, 1/15/10	23

		383

Exchange Traded Funds (Cost — $1,209) (41%)
966	iShares MSCI EMU Index Fund	103
1,115	iShares MSCI Pacific ex-Japan Index Fund	158
8,319	iShares MSCI United Kingdom Index Fund	184
1,008	SPDR DJ Wilshire International Real Estate ETF	54
1,711	SPDR Russell/Nomura Prime Japan ETF	83
809	Vanguard Emerging Markets ETF	77
2,415	Vanguard Growth ETF	143
1,775	Vanguard Small-Cap Growth ETF	115
2,826	Vanguard Small-Cap Value ETF	177

		1,094

Investment Companies (Cost — $1,310) (46%)
2,291	Metzler/Payden European Emerging Markets Fund	74
19,730	Payden Cash Reserves Money Market Fund *	20
8,559	Payden Core Bond Fund *	88
9,974	Payden Global Fixed Income Fund *	89
14,789	Payden GNMA Fund *	148
40,290	Payden U.S. Growth Leaders Fund * (b)	372
35,348	Payden Value Leaders Fund * (b)	419

		1,210

Total (Cost — $2,865) (a) (101%)		2,687
Liabilities in excess of Other Assets (-1%)		(28)

Net Assets (100%)		$2,659

* Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$46
Unrealized depreciation		(224)

Net unrealized depreciation		$(178)

(b) Non-income producing security.

Payden/Wilshire Longevity Fund 2040+
Schedule of Investments — January 31, 2008

Principal		Value
or Shares	Security Description	(000)
Exchange Traded Funds (Cost — $1,157) (53%)
932	iShares MSCI EMU Index Fund	$100
1,004	iShares MSCI Pacific ex-Japan Index Fund	142
9,167	iShares MSCI United Kingdom Index Fund	203
777	SPDR DJ Wilshire International Real Estate ETF	42
1,757	SPDR Russell/Nomura Prime Japan ETF	85
832	Vanguard Emerging Markets ETF	79
3,216	Vanguard Growth ETF	192
1,673	Vanguard Small-Cap Growth ETF	108
1,506	Vanguard Small-Cap Value ETF	94

		1,045

Investment Companies (Cost — $1,103) (50%)
2,359	Metzler/Payden European Emerging Markets Fund	76
36,011	Payden Cash Reserves Money Market Fund *	36
5,499	Payden Core Bond Fund *	56
3,820	Payden Global Fixed Income Fund *	34
6,834	Payden GNMA Fund *	68
35,179	Payden U.S. Growth Leaders Fund * (b)	325
34,108	Payden Value Leaders Fund * (b)	404

		999

Total (Cost — $2,260) (a) (103%)		2,044
Liabilities in excess of Other Assets (-3%)		(54)

Net Assets (100%)		$1,990

* Affiliated investments

All of the securities, except the Cash Reserves Money Market Fund, are held by the custodian in a segregated account.

(a) Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$4
Unrealized depreciation		(220)

Net unrealized depreciation		$(216)

(b) Non-income producing security.

Notes to Financial Statements
January 31, 2008
1. Organization and Related Matters
The Payden & Rygel Investment Group (the “Group”) is an open-end management investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA, Core Bond, Opportunity Bond, High Income, Tax Exempt Bond, California Municipal Income, Value Leaders, Market Return, U.S. Growth Leaders, Global Short Bond, Global Fixed Income and Emerging Markets Bond Funds (the “Paydenfunds”) and the Payden/Wilshire Longevity Fund 2010+, Payden/Wilshire Longevity Fund 2020+, Payden/Wilshire Longevity Fund 2030+ and Payden/Wilshire Longevity Fund 2040+ (the “Longevity Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value.
Each of the Funds, other than the Cash Reserves Money Market and High Income Funds, has been classified as non-diversified.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities Valuation
Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued at market on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Debt securities with original maturities of sixty days or less and securities in the Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value. Options, futures, swaps and other similar assets are valued at the official closing price in the case of exchange traded derivatives or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies.
Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter market are valued at the latest bid price.
Fixed income or equity securities for which market quotations are not readily available will be priced at their fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, one or more factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.
Investment Transactions
Investment transactions are accounted for on the date the security is purchased or sold (trade date).
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds except the tax exempt funds may purchase securities that are denominated in foreign currencies. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions.

Repurchase Agreements
Each of the Funds may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Funds. With respect to such agreements, it is each Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Funds mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to each Fund under each agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.
Options Transactions
Option techniques may be utilized by each of the Funds (except the Cash Reserves Money Market Fund) to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved.
When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.
When a Fund purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized, If a Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.
Futures Contracts
The Funds (except the Cash Reserves Money Market Fund) may invest in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Funds may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. The Real Return Fund may invest in commodities futures contracts to hedge against changes in inflation or securities prices.
The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.
The Value Leaders, Market Return, U.S. Growth Leaders, Opportunity Bond and High Income Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.
Swap Contracts
The High Income, Global Fixed Income and Emerging Markets Bond Funds have entered into credit default swap agreements. The counterparty to each agreement has agreed to pay or (receive) from the Funds an annuity premium which is based on a notional principal amount of a specified security in the contract. The annuity premium is received (paid) by each of the Funds until a credit event (e.g. grace period extension, obligation acceleration, repudiation, moratorium, or restructuring) relating to the security occurs or until the termination of the swap agreement, whichever is first. If a credit event does not occur prior to the termination of the swap contract, none of the Funds will make any payment to the counterparty. If a credit event does occur, the respective Fund will pay the counterparty the notional amount at par.

	Annuity Premium
Security	Receive(Pay)	Counterparty

Advanced Micro Devices, Inc., 7.75%, 11/1/12	0.99%	JP Morgan
AES Corp., 7.75%, 3/1/14	1.80%	Citigroup
AK Steel Corp., 7.75%, 6/15/12	0.98%	JP Morgan
AK Steel Corp., 7.75%, 6/15/12	1.25%	CSFB
Allied Waste NA, Inc., 7.375%, 4/15/14	1.05%	JP Morgan
Avis Budget Car Rental, LLC, 7.75%, 5/15/16	1.10%	JP Morgan
Bombardier Inc., 6.75%, 5/1/12	1.20%	CSFB
Freescale Semiconductor Inc., 7.125%, 7/15/14	0.91%	CSFB
Freescale Semiconductor Inc., 7.125%, 7/15/14	1.50%	JP Morgan
Gazprom, 6.212%, 11/22/16	1.53%	CSFB
Gazprom, 8.625%, 4/28/34	-1.11%	CSFB
Gazprom, 8.625%, 4/28/34	0.90%	CSFB
Ineos Group Holdings Plc, 7.875% 2/15/16	1.05%	CSFB
Ineos Group Holdings Plc, 7.875%, 2/15/16	1.10%	JP Morgan
Ineos Group Holdings Plc, 7.875%, 2/15/16	1.35%	CSFB
Interpublic Group of Cos., Inc., 7.25%, 8/15/11	1.37%	CSFB
KB Home, 7.75%, 2/1/10	0.94%	CSFB
Nortel Networks Corp., 4.25%, 9/1/08	1.05%	CSFB
Nortel Networks Corp., 4.25%, 9/1/08	1.63%	CSFB
NXP B.V., 8.625%, 10/15/15	1.30%	CSFB
NXP B.V., 9.5%, 10/15/15	1.72%	JP Morgan
PolyOne Corp., 8.875%, 5/1/12	0.98%	JP Morgan
PolyOne Corp., 8.875%, 5/1/12	1.25%	CSFB
Reliant Energy, Inc., 6.75%, 12/15/14	1.00%	CSFB
Republic of Brazil, 12.25%, 3/6/30	-1.69%	Citigroup
Republic of Brazil, 12.25%, 3/6/30	1.05%	Citigroup
Republic of Indonesia, 6.75%, 3/10/14	1.08%	CSFB
Republic of South Africa, 6.5%, 6/2/14	0.58%	Citigroup
Republic of The Philippines, 7.75%, 1/14/31	-0.48%	CSFB
Republic of Turkey, 11.875%, 1/15/30	2.02%	JP Morgan
Republic of Venezuela, 5.375%, 8/7/10	1.48%	JP Morgan
Republic of Venezuela, 9.25%, 9/15/27	-0.85%	JP Morgan
Republic of Venezuela, 9.25%, 9/15/27	-0.80%	JP Morgan
Republic of Venezuela, 9.25%, 9/15/27	-0.60%	JP Morgan
Republic of Venezuela, 9.25%, 9/15/27	1.47%	JP Morgan
Republic of Venezuela, 9.25%, 9/15/27	1.66%	JP Morgan
Republic of Venezuela, 9.25%, 9/15/27	3.73%	Goldman
Rite Aid Corp., 7.7%, 2/15/27	2.62%	JP Morgan
Unisys Corp., 8.5%, 10/15/15	1.09%	CSFB
Unisys Corp., 8.5%, 10/15/15	1.55%	JP Morgan
United Rentals NA, Inc., 7.75%, 11/15/13	1.30%	JP Morgan

The Opportunity Bond, Market Return, Global Short Bond, Global Fixed Income and Emerging Markets Bond Funds have entered into total return credit swap agreements where the Fund and counterparties have agreed to exchange payments based on a notional principal amount of a specified security. The total return recipient, the Fund pays a financing charge in exchange for the total return, which includes interest and principal appreciation or depreciation of the underlying security.

Security	Annuity Premium	Counterparty

Egypt Treasury Bill, 0%, 7/15/08	5.666%	CSFB
Republic of Brazil, 10%, 1/1/14	5.380%	JP Morgan
Republic of Brazil, 10%, 1/1/14	4.649%	JP Morgan
The Limited Maturity, Market Return and Emerging Market Bond Funds have entered into interest rate swap agreements where the Fund and counterparties have agreed to exchange interest payments based on a notional principal amount.

Fund Receives	Fund Pays	Counterparty

5.50%	3M US Libor	CSFB
6M Bubor	7.44%	JPM
3M US Libor	4.75%	CSFB
3M US Libor	4.92%	UBS
3M US Libor	4.03%	UBS
3M US Libor	4.34%	UBS
5.11%	3M US Libor	UBS
Forward Currency Contracts
The Global Short Bond, Global Fixed Income, Emerging Markets Bond, Market Return, U.S. Growth Leaders, Limited Maturity, Short Bond, Core Bond, Opportunity Bond and High Income Funds each may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date, at which time a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Although forward contracts are used primarily to protect a Fund from adverse currency movements, they may also be used to increase exposure to a currency. Risk to a Fund may arise when anticipated currency movements are not accurately predicted. Additional risk may arise from the potential inability of counterparties to meet the terms of their contracts.
TBA Sale Commitments
Each of the Funds may enter into TBA sale commitments, such as dollar roll agreements, to hedge its portfolio position or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.
Collateral
Futures contracts, options, swap agreements and forward delivery agreements for foreign currency and fixed income securities require either cash settlement or delivery of securities at some future date with little or no initial investment. The Fund, which employs these investment options are required to segregate sufficient assets to cover any potential loss.

3. Related Party Transactions
Payden & Rygel (the ‘Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rate for each Fund is shown in the table below.

	Between	Between	Between			Voluntary
	0 – 500	0.5 – 1	1 – 2	Over 2	Expense	Expense
	Million	Billion	Billion	Billion	Guarantee	Limit

Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.20%
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.40%
Short Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.50%
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	N/A
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
Opportunity Bond	0.28%	0.28%	0.25%	0.25%	0.60%	N/A
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	N/A
Tax Exempt Bond	0.32%	0.28%	0.25%	0.25%	0.60%	0.50%
California Municipal Income	0.32%	0.32%	0.25%	0.25%	0.80%	0.50%
Value Leaders	0.50%	0.50%	0.50%	0.30%	0.80%	N/A
Market Return	0.28%	0.28%	0.25%	0.25%	0.60%	0.45%
U.S. Growth Leaders	0.60%	0.60%	0.50%	0.50%	1.00%	N/A
Global Short Bond	0.30%	0.30%	0.30%	0.25%	0.70%	N/A
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	N/A
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	0.90%
For each Longevity Fund the advisor receives a fee of 0.10% with respect to the portion of the assets of each Fund for which it has day-to-day investment management responsibility. The sub-advisor, Wilshire Associates, is paid a fee of 0.15% on the daily net assets of each Fund.
Payden & Rygel agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed the percentages indicated above (“expense guarantee”) of that Fund’s average daily net assets on an annualized basis. Payden & Rygel also voluntarily agreed to temporarily limit each Fund’s total expenses, including advisory fees, to the percentages indicated above of each Fund’s average daily net assets on an annualized basis through October 31, 2007 (exclusive of interest and taxes). For each Longevity Fund Payden & Rygel has agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed 1.40%.
Each Fund remains liable to Payden & Rygel for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of reimbursement).
Treasury Plus, Inc., a wholly owned subsidiary of the Adviser, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.12%.
Under a distribution agreement with the Paydenfunds, Payden & Rygel Distributors is not entitled to receive any fees from the Paydenfunds. The Longevity Funds have adopted a plan pursuant to SEC Rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the Longevity Funds at an annualized rate of 0.25%.
The Emerging Markets Bond, Value Leaders, Market Return, U.S. Growth Leaders and High Income Funds employ a redemption fee on shareholders payable to the Distributor and equal to 2% of the value of shares redeemed if the shares are held less than 30 days.
Certain officers and/or trustees of the Group are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Group.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule30a-3(b) under the Securities Exchange Act of 1934 as of the Evaluation Date.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, hereunto duly authorized.
(Registrant) The Payden and Rygel Investment
                 Group

By (Signature and Title)	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman
Date 3/26/08
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JOAN A. PAYDEN
Joan A. Payden
Chairman

Date 3/26/08

By (Signature and Title)	/s/ BRIAN W. MATTHEWS
Brian W. Matthews
Vice President and Chief Financial
Officer

Date 3/26/08